[LOGO] FIRST AMERICAN FUNDS(TM)        MAY 1, 2002



                                       PROSPECTUS

                                       FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                                       ASSET CLASS -- STOCK FUNDS



                   INSURANCE PORTFOLIOS
                        CLASS IB SHARES



                                       LARGE CAP GROWTH PORTFOLIO
                                       MID CAP GROWTH PORTFOLIO


















                                       AS WITH ALL MUTUAL FUNDS, THE SECURITIES
                                       AND EXCHANGE COMMISSION HAS NOT APPROVED
                                       OR DISAPPROVED THE SHARES OF THESE
                                       PORTFOLIOS, OR DETERMINED IF THE
                                       INFORMATION IN THIS PROSPECTUS IS
                                       ACCURATE OR COMPLETE. ANY STATEMENT TO
                                       THE CONTRARY IS A CRIMINAL OFFENSE.

Table of
CONTENTS



        PORTFOLIO SUMMARIES
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           Large Cap Growth Portfolio                                  2
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           Mid Cap Growth Portfolio                                    4
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        POLICIES & SERVICES
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           Buying and Selling Shares                                   5
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           Managing Your Investment                                    5
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        ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
           Management                                                  6
--------------------------------------------------------------------------------
           Comparative Fund Performance                                7
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           More About The Portfolios                                   9
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           Financial Highlights                                       11
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        FOR MORE INFORMATION                                  Back Cover
--------------------------------------------------------------------------------

Portfolio Summaries

INTRODUCTION



This section of the prospectus describes the objectives of the portfolios, summarizes the main investment strategies used by each portfolio in trying to achieve its objectives, and highlights the risks involved with these strategies. (Note that individual investors cannot purchase shares of the portfolios directly. Shares of the portfolios may be purchased only by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.)


AN INVESTMENT IN THE PORTFOLIOS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                              1 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

LARGE CAP GROWTH PORTFOLIO

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OBJECTIVE

Large Cap Growth Portfolio's objective is long-term growth of capital.

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MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities. LARGE CAP GROWTH PORTFOLIO

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MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.


                              2 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

LARGE CAP GROWTH PORTFOLIO CONTINUED

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PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the portfolio has varied from year to year. However, because the portfolio was first offered in 2000, only one calendar year of information is available. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Because Class IB shares have not been offered for a full calendar year, information in the chart and the table is for the portfolio's Class IA shares, which are offered through another prospectus. Class IA shares are not subject to annual distribution or "12b-1" fees and therefore have lower expenses than Class IB shares. The performance of the Class IB shares will be lower due to their higher expenses.


LARGE CAP GROWTH PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1) (Class IA)

[BAR CHART]

-30.60%
--------------------------------------------------------------------------------
 2001

Best Quarter:       Quarter ending:   December 31, 2001       12.23%
Worst Quarter:      Quarter ending:   March 31, 2001         (24.52)%


AVERAGE ANNUAL TOTAL RETURNS                   Inception                   Since
AS OF 12/31/01                                      Date    One Year   Inception
--------------------------------------------------------------------------------
Large Cap Growth Portfolio (Class IA)            4/28/00    (30.60)%    (28.44)%
--------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                                (20.42)%    (25.93)%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (4.01)%.

(2)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represent approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from 4/30/00.


                              3 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

MID CAP GROWTH PORTFOLIO

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OBJECTIVE

Mid Cap Growth Portfolio has an objective of growth of capital.

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MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $1.4 billion to $12 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Because shares of Mid Cap Growth Portfolio have not been offered for a full calendar year, no actual performance is presented.


                              4 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Policies & Services

BUYING AND SELLING SHARES

Shares of the portfolios are only made available through separate investment accounts of participating insurance companies as an underlying investment for your variable annuity contract or variable life insurance policy. Individual investors cannot obtain shares of the portfolios directly. Please refer to the accompanying prospectus of the participating insurance company for more information on how to select the portfolios as an investment option.

Your participating insurance company is the portfolios' designee for receipt of purchase orders for your variable annuity contract or variable life insurance policy. The portfolios do not impose any separate charge on the contract owners or policy holders (contract owners) for the purchase or redemption of shares. Participating insurance companies purchase or redeem shares for separate accounts at net asset value (NAV) without any sales or redemption charge. Any separate charges imposed by the participating insurance company are described in the accompanying prospectus of the participating insurance company. A participating insurance company may also impose certain restrictions or limitations on the allocation of purchase payment or contract value to the portfolios in a separate account. Prospective investors should consult the applicable participating insurance company prospectus for information regarding fees and expenses of the contract and separate account and any applicable restrictions or limitations.

The share price that applies to a purchase or redemption order of portfolio shares is based on the next calculation of the NAV per share that is made after the participating insurance company receives such order from the contract owner on a regular business day. See "Calculating Your Share Price" for more information. Only the participating insurance companies that hold portfolio shares in their separate accounts for the benefit of contract owners can place orders to purchase or redeem shares. Contract owners should not directly contact the portfolio to request a purchase or redemption of portfolio shares. Contract owners should refer to the instructions in the participating insurance company prospectus for more information.

CALCULATING YOUR SHARE PRICE. Your share price is based on the portfolio's NAV per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A portfolio's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of portfolio shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the portfolios' Board of Directors.

Portfolios may hold securities that trade on weekends or other days when the portfolio does not price its shares. Therefore, the net asset value of a portfolio's shares may change on days when shareholders will not be able to purchase or redeem their shares.

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MANAGING YOUR INVESTMENT

TAXES. For a discussion of the tax status of a variable annuity contract or a variable life insurance policy, please consult your tax professional or refer to the accompanying prospectus of the participating insurance company. Because shares of the portfolios may be purchased only through insurance company separate accounts for variable annuity contracts and variable life insurance policies, dividends paid by the portfolio from net investment income and distributions (if any) of net realized short term and long term capital gains will be taxable, if at all, to the participating insurance company.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

DIVIDENDS AND DISTRIBUTIONS. Dividends from the portfolios' net investment income and distributions from the portfolios' realized capital gains, if any, are declared and paid once each calendar year. The portfolios have no fixed dividend rate and cannot guarantee that dividends will be paid. Dividend and capital gain distributions will be reinvested in full or fractional shares of the portfolio paying the distribution at NAV.

DISTRIBUTION PLAN. First American Insurance Portfolios has adopted a Distribution Plan covering the Class IB shares of each portfolio. Under that plan, Class IB shares of each portfolio pay an annual distribution or "12b-1" fee equal up to 0.25% of the average daily net assets of Class IB shares. These fees are paid to the portfolios' distributor, to pay for expenses incurred in connection with distributing Class IB shares, including payments by the distributor to insurance companies whose separate accounts invest in the portfolios. Because these fees are paid out of a portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment in Class IB shares and may cost you more than paying other types of sales charges.

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   POTENTIAL CONFLICTS OF INTEREST

   Shares of the portfolios may serve as the underlying investments for both variable annuity and variable life insurance contracts of various insurance companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The portfolios currently do not foresee any such conflict. However, the Board of Directors of the portfolios intends to monitor events to identify any material conflicts that may arise and determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more participating insurance companies' separate accounts might be required to withdraw its investments in the portfolios. This might force the portfolios to sell securities at disadvantageous prices.


                              5 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management, Inc. is the portfolios' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the portfolios' business and investment activities, subject to the authority of the portfolios' Board of Directors.

Each portfolio pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the portfolios' most recently completed fiscal year.(1)

                                                                    Advisory fee
                                                              as a percentage of
                                                                   average daily
                                                                      net assets
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LARGE CAP GROWTH PORTFOLIO(2)                                              0.00%
MID CAP GROWTH PORTFOLIO(2)                                                0.00%
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(1)Prior to May 2, 2001, First American Asset Management (FAAM), a division of
   U.S. Bank National Association, served as investment advisor to Large Cap Growth Portfolio and Mid Cap Growth Portfolio. On May 2, 2001, FAAM and Firstar Investment Research & Management Company LLC, an affiliate of FAAM, combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees paid by each portfolio did not change as a result of the combination.

(2)For the fiscal year ended December 31, 2001, the contractual advisory fee rate for Large Cap Growth Portfolio and Mid Cap Growth Portfolio was 0.65% and 0.70%, respectively.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

PORTFOLIO MANAGEMENT

Each portfolio's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


                              6 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

COMPARATIVE FUND PERFORMANCE

Mid Cap Growth Portfolio (Portfolio) is a recently organized series of First American Insurance Portfolios, Inc. and does not yet have a full calendar year of performance history. However, the Portfolio is substantially similar, i.e., has identical investment objectives, strategies, risks and policies, to Mid Cap Growth Fund (Fund) offered through First American Investment Funds, Inc., another registered open-end investment company managed by the investment advisor, U.S. Bancorp Asset Management. Performance information for the Fund is presented to provide you with the track record (performance and volatility) of the advisor in managing a Fund that has been managed in a substantially similar fashion to the way the advisor is managing the Portfolio. The illustrations on the next page for Mid Cap Growth Fund are based on Class A retail shares. Of course, past performance does not guarantee future results, and investors should not consider this data as a substitute for past performance of the Portfolio or as an indication of future performance of the Portfolio.

The bar chart shows you how the performance of the Fund has varied from year to year. The table compares the Fund's performance over different time periods to that of the Fund's benchmark index, which is a broad measure of market performance, is unmanaged, has no expenses, and is unavailable for investment. The bar chart and the table for the Fund assume that all distributions have been reinvested and reflect the Fund's fees and expenses (after waivers).

Fees and expenses for Class IB shares of the Portfolio, offered in this prospectus as an investment for variable annuity contracts, differ from the fees and expenses reflected in the performance returns for the Fund set forth below. Total fees and expenses for the Portfolio, including any fee waivers, are disclosed in the participating insurance company prospectus. The comparative performance information presented does not reflect the deduction of any separate fees that would have been imposed by participating insurance companies in connection with their sale of variable annuity contracts to investors; if the performance had been adjusted to reflect any such fees, returns would be lower. Investors should refer to the participating insurance company's prospectus describing all related contract fees; any such fees will reduce the performance of the Portfolio.


                              7 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

COMPARATIVE FUND PERFORMANCE CONTINUED

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MID CAP GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2),(3),(4)

[BAR CHART]

 7.23%  18.46%  -4.90%  39.35%  11.84  23.40%  10.58%  54.59%  3.51%  -29.25%
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996   1997    1998    1999   2000     2001

Best Quarter:
Quarter ending:     December 31, 1999        47.75%

Worst Quarter:
Quarter ending:     September 30, 2001      (28.64)%


AVERAGE ANNUAL TOTAL RETURNS      Inception
AS OF 12/31/01(2),(4)                  Date    One Year   Five Years   Ten Years
--------------------------------------------------------------------------------
Mid Cap Growth Fund                 4/23/90    (33.14)%        7.86%      10.64%
--------------------------------------------------------------------------------
Russell Midcap Growth Index(5)                 (20.15)%        9.02%      11.10%
--------------------------------------------------------------------------------
Russell Midcap Index(6)                         (5.61)%       11.39%      13.57%
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(1)Total return for the period from 1/1/02 through 3/31/02 was (10.25)%.

(2)Performance returns in the bar chart and the table are presented net of fees and expenses which, for the fiscal year ended September 30, 2001, were 1.20% for Mid Cap Growth Fund. Class A share returns presented in the table reflect the 5.50% front-end sales charge normally imposed on those shares. Shares of the Mid Cap Growth Portfolio have no sales charge.

(3)Mid Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that Mid Cap Growth Portfolio's future investment in IPOs will have the same effect on performance as it did in 1999 for Mid Cap Growth Fund.

(4)On 8/7/98, the Mid Cap Growth Fund became the successor by merger to the Piper Emerging Growth Fund, a series of Piper Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to 8/7/98 represents that of the Piper Emerging Growth Fund.

(5)An unmanaged index that measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Russell Midcap Index as a benchmark. Going forward, the fund will use the Russell Midcap Growth Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The Russell Midcap Growth Index will be the comparative benchmark for Mid Cap Growth Portfolio.

(6)An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market.


                              8 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

MORE ABOUT THE PORTFOLIOS

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OBJECTIVES

The portfolios' objectives, which are described in the "Portfolio Summaries" section, may be changed without shareholder approval. If a portfolio's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any portfolio will achieve its objectives.

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INVESTMENT STRATEGIES

The portfolios' main investment strategies are discussed in the "Portfolio Summaries" section. These are the strategies that the portfolios' investment advisor believes are most likely to be important in trying to achieve the portfolios' objectives. You should be aware that each portfolio may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call your participating insurance company.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political or other conditions, each portfolio may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the portfolios' advisor. Being invested in these securities may keep a mutual fund from participating in a market upswing and prevent the portfolio from achieving its investment objectives.

PORTFOLIO TURNOVER. Investment managers for the portfolios may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Active trading may increase the amount of commissions or mark-ups to broker-dealers that the portfolio pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each portfolio's historical portfolio turnover rate.

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RISKS

The main risks of investing in the portfolios are summarized in the "Portfolio Summaries" section. More information about portfolio risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

FOREIGN SECURITY RISK. Large Cap Growth Portfolio and Mid Cap Growth Portfolio may each invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. Each portfolio is actively managed and performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the portfolios' respective investment objectives. Due to their active management, the portfolios could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When a portfolio loans its securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the portfolios enter into loan arrangements only with institutions which the portfolios' advisor has determined are creditworthy under guidelines established by the portfolios' Board of Directors.


                              9 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

MORE ABOUT THE PORTFOLIOS CONTINUED

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a portfolio to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the portfolio's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the portfolio worse off than if it had not entered into the position. If a portfolio uses derivative instruments and the advisor's judgment proves incorrect, the portfolio's performance could be worse than if it had not used these instruments.


                             10 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

This information is intended to help you understand each portfolio's financial performance for the period of each portfolio's operations. Some of this information reflects financial results for a single portfolio share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a portfolio, assuming you reinvested all your dividends and distributions.

The information for Large Cap Growth Portfolio and Mid Cap Growth Portfolio for the fiscal period ended December 31, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolios' financial statements, is included in the portfolios' annual report, which is available upon request.


LARGE CAP GROWTH PORTFOLIO

                                                                                           Fiscal period
                                                                                               ended
CLASS IB SHARES                                                                        December 31, 2001(1)
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                          $  7.07
                                                                                              -------
Investment Operations:
         Net Investment Income (Loss)                                                              --
         Net Realized and Unrealized Losses on Investments                                      (1.33)
                                                                                              -------
         Total From Investment Operations                                                       (1.33)
                                                                                              -------
Less Distributions:
         Dividends from Net Investment Income                                                      --
         Distributions from Net Realized Gains                                                     --
                                                                                              -------
         Total Distributions                                                                       --
                                                                                              -------
Net Asset Value, End of Period                                                                $  5.74
                                                                                              =======
Total Return                                                                                   (18.79)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                               $    22
Ratio of Expenses to Average Net Assets                                                          1.15%
Ratio of Net Investment Loss to Average Net Assets                                              (0.20)%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements                    2.79%
Ratio of Net Investment Loss to Average Net Assets, Excluding Waivers and Reimbursements        (1.84)%
Portfolio Turnover Rate                                                                           104%
-----------------------------------------------------------------------------------------------------------

(1)Class IB shares have been offered since May 3, 2001. All ratios for the period have been annualized, except total return.


                             11 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


MID CAP GROWTH PORTFOLIO

                                                                                          Fiscal period
                                                                                              ended
CLASS IB SHARES                                                                        December 31, 2001(1)
-----------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                          $  9.23
                                                                                              -------
Investment Operations:
         Net Investment Loss                                                                    (0.01)
         Net Realized and Unrealized Loss on Investments                                        (1.47)
                                                                                              -------
         Total From Investment Operations                                                       (1.48)
                                                                                              -------
Less Distributions:
         Dividends from Net Investment Income                                                      --
         Distributions from Net Realized Gains                                                     --
                                                                                              -------
         Total Distributions                                                                       --
                                                                                              -------
Net Asset Value, End of Period                                                                $  7.75
                                                                                              =======
Total Return                                                                                   (16.03)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                               $    69
Ratio of Expenses to Average Net Assets                                                          1.15%
Ratio of Net Investment Loss to Average Net Assets                                              (0.63)%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements                    5.90%
Ratio of Net Investment Loss to Average Net Assets, Excluding Waivers and Reimbursements        (5.38)%
Portfolio Turnover Rate                                                                           280%
-----------------------------------------------------------------------------------------------------------

(1)Class IB shares have been offered since May 3, 2001. All ratios for the period have been annualized, except total return.


                             12 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the portfolios is available in the portfolios' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the portfolios and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the portfolios' investments will be available in the portfolios' annual and semiannual reports to shareholders. In the portfolios' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the portfolios' performance during their last fiscal year.

You can obtain a free copy of the portfolios' SAI and/or free copies of the portfolios' most recent annual or semiannual reports by calling your participating insurance company. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the portfolios is also available on the Internet. Text-only versions of portfolio documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.





FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

SEC file number: 811-09765

FAIP-2002                                        [LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)        MAY 1, 2002



                                       PROSPECTUS

                                       FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                                       ASSET CLASS -- STOCK FUNDS



                   INSURANCE PORTFOLIOS
                        CLASS IA SHARES



                                       INTERNATIONAL PORTFOLIO
                                       LARGE CAP GROWTH PORTFOLIO
                                       MID CAP GROWTH PORTFOLIO
                                       SMALL CAP GROWTH PORTFOLIO
                                       TECHNOLOGY PORTFOLIO
















                                       AS WITH ALL MUTUAL FUNDS, THE SECURITIES
                                       AND EXCHANGE COMMISSION HAS NOT APPROVED
                                       OR DISAPPROVED THE SHARES OF THESE
                                       PORTFOLIOS, OR DETERMINED IF THE
                                       INFORMATION IN THIS PROSPECTUS IS
                                       ACCURATE OR COMPLETE. ANY STATEMENT TO
                                       THE CONTRARY IS A CRIMINAL OFFENSE.

Table of
CONTENTS



        PORTFOLIO SUMMARIES
--------------------------------------------------------------------------------
           International Portfolio                                     2
--------------------------------------------------------------------------------
           Large Cap Growth Portfolio                                  4
--------------------------------------------------------------------------------
           Mid Cap Growth Portfolio                                    6
--------------------------------------------------------------------------------
           Small Cap Growth Portfolio                                  7
--------------------------------------------------------------------------------
           Technology Portfolio                                        8
--------------------------------------------------------------------------------
        POLICIES & SERVICES
--------------------------------------------------------------------------------
           Buying and Selling Shares                                  10
--------------------------------------------------------------------------------
           Managing Your Investment                                   10
--------------------------------------------------------------------------------
        ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
           Management                                                 11
--------------------------------------------------------------------------------
           Comparative Fund Performance                               12
--------------------------------------------------------------------------------
           More About The Portfolios                                  15
--------------------------------------------------------------------------------
           Financial Highlights                                       18
--------------------------------------------------------------------------------
        FOR MORE INFORMATION                                  Back Cover
--------------------------------------------------------------------------------

Portfolio Summaries

INTRODUCTION



This section of the prospectus describes the objectives of the portfolios, summarizes the main investment strategies used by each portfolio in trying to achieve its objectives, and highlights the risks involved with these strategies. (Note that individual investors cannot purchase shares of the portfolios directly. Shares of the portfolios may be purchased only by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.)


AN INVESTMENT IN THE PORTFOLIOS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                              1 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

International Portfolio has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, International Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

o        that are domiciled in countries other than the United States, or

o that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the portfolio will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies' balance sheets, market share and strength of management.

Equity securities in which the portfolio invests include common and preferred stock. In addition, the portfolio may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the portfolio may enter into forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the portfolio's assets in a small number of countries, the portfolio may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER-CAPITALIZATION COMPANIES. Stocks of smaller-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the portfolio may realize losses on its foreign currency transactions. In addition, the portfolio's hedging transactions may prevent the portfolio from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.


                              2 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

INTERNATIONAL PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the portfolio has varied from year to year. However, because the portfolio was first offered in 2000, only one calendar year of information is available. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.


INTERNATIONAL PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

-24.52%
--------------------------------------------------------------------------------
 2001

Best Quarter:       Quarter ending:   December 31, 2001         5.64%
Worst Quarter:      Quarter ending:   September 30, 2001      (15.74)%


AVERAGE ANNUAL TOTAL RETURNS                    Inception                  Since
AS OF 12/31/01(2)                                    Date   One Year   Inception
--------------------------------------------------------------------------------
International Portfolio                           4/28/00   (24.52)%    (25.49)%
--------------------------------------------------------------------------------
Morgan Stanley Capital International Europe,
Australasia, Far East Index(3)                              (21.21)%    (18.10)%
--------------------------------------------------------------------------------


(1)Total return for the period from 1/1/02 through 3/31/02 was (0.16)%.

(2)On 7/1/01, Clay Finlay Inc. was hired as sub-advisor to manage the portfolio's assets.

(3)An unmanaged index including approximately 1,100 companies representing the stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The since inception performance of the index is calculated from 4/30/00.


                              3 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

LARGE CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Large Cap Growth Portfolio's objective is long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Large Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies that have market capitalizations of at least $5 billion at the time of purchase. The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or large capitalization stocks may underperform the market as a whole.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.


                              4 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

LARGE CAP GROWTH PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the portfolio has varied from year to year. However, because the portfolio was first offered in 2000, only one calendar year of information is available. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.


LARGE CAP GROWTH PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

-30.60%
--------------------------------------------------------------------------------
 2001

Best Quarter:       Quarter ending:   December 31, 2001       12.23%
Worst Quarter:      Quarter ending:   March 31, 2001         (24.52)%


AVERAGE ANNUAL TOTAL RETURNS                   Inception                   Since
AS OF 12/31/01                                      Date    One Year   Inception
--------------------------------------------------------------------------------
Large Cap Growth Portfolio                       4/28/00    (30.60)%    (28.44)%
--------------------------------------------------------------------------------
Russell 1000 Growth Index(2)                                (20.42)%    (25.93)%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (4.01)%.

(2)The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 companies include the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The since inception performance of the index is calculated from 4/30/00.


                              5 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

MID CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Mid Cap Growth Portfolio has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Mid Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of mid-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell Midcap Index. This index measures the performance of the 800 smallest companies in the Russell 1000 Index (which is made up of the 1,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell Midcap Index ranged from approximately $1.4 billion to $12 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In addition, growth stocks and/or mid-cap stocks may underperform the market as a whole.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or the market averages in general.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Because shares of Mid Cap Growth Portfolio have not been offered for a full calendar year, no actual performance is presented.


                              6 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

SMALL CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Growth Portfolio has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $147 million to $1.4 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Because shares of Small Cap Growth Portfolio have not been offered for a full calendar year, no actual performance is presented.


                              7 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

TECHNOLOGY PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Technology Portfolio has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Technology Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the portfolio's advisor believes either have, or will develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

o        inexpensive computing power, such as personal computers.

o        improved methods of communications, such as satellite transmission.

o technology-related services such as internet-related marketing services.

The prime emphasis of the portfolio is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, and online services. Companies in which the portfolio invests may include development stage companies (companies that do not have significant revenues) and small capitalization companies. The advisor will generally select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

RISKS OF NON-DIVERSIFICATION. The portfolio is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified portfolio. Because a relatively high percentage of the portfolio's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the portfolio's securities may be more susceptible to any single economic, technological or regulatory occurrence than the securities of a diversified mutual fund.

RISKS OF THE TECHNOLOGY SECTOR. Because the portfolio invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.


                              8 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summaries

TECHNOLOGY PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the portfolio has varied from year to year. However, because the portfolio was first offered in 2000, only one calendar year of information is available. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.


TECHNOLOGY PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1)

[BAR CHART]

-51.64%
--------------------------------------------------------------------------------
 2001

Best Quarter:       Quarter ending:   December 31, 2001       44.33%
Worst Quarter:      Quarter ending:   March 31, 2001         (45.94)%


AVERAGE ANNUAL TOTAL RETURNS                     Inception                 Since
AS OF 12/31/01                                        Date   One Year  Inception
--------------------------------------------------------------------------------
Technology Portfolio                               4/28/00   (51.64)%   (54.28)%
--------------------------------------------------------------------------------
Standard & Poor' s Technology Composite Index(2)             (24.02)%   (38.43)%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (9.29)%.

(2)An unmanaged index comprised of information technology stocks in the Standard & Poor's 500 Index, which is an unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 4/30/00.


                              9 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Policies & Services

BUYING AND SELLING SHARES

Shares of the portfolios are only made available through separate investment accounts of participating insurance companies as an underlying investment for your variable annuity contract or variable life insurance policy. Individual investors cannot obtain shares of the portfolios directly. Please refer to the accompanying prospectus of the participating insurance company for more information on how to select the portfolios as an investment option.

Your participating insurance company is the portfolios' designee for receipt of purchase orders for your variable annuity contract or variable life insurance policy. The portfolios do not impose any separate charge on the contract owners or policy holders (contract owners) for the purchase or redemption of shares. Participating insurance companies purchase or redeem shares for separate accounts at net asset value (NAV) without any sales or redemption charge. Any separate charges imposed by the participating insurance company are described in the accompanying prospectus of the participating insurance company. A participating insurance company may also impose certain restrictions or limitations on the allocation of purchase payment or contract value to the portfolios in a separate account. Prospective investors should consult the applicable participating insurance company prospectus for information regarding fees and expenses of the contract and separate account and any applicable restrictions or limitations.

The share price that applies to a purchase or redemption order of portfolio shares is based on the next calculation of the NAV per share that is made after the participating insurance company receives such order from the contract owner on a regular business day. See "Calculating Your Share Price" for more information. Only the participating insurance companies that hold portfolio shares in their separate accounts for the benefit of contract owners can place orders to purchase or redeem shares. Contract owners should not directly contact the portfolio to request a purchase or redemption of portfolio shares. Contract owners should refer to the instructions in the participating insurance company prospectus for more information.

CALCULATING YOUR SHARE PRICE. Your share price is based on the portfolio's NAV per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A portfolio's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of portfolio shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the portfolios' Board of Directors.

Portfolios may hold securities that trade on weekends or other days when the portfolio does not price its shares. Therefore, the net asset value of a portfolio's shares may change on days when shareholders will not be able to purchase or redeem their shares.

--------------------------------------------------------------------------------
MANAGING YOUR INVESTMENT

TAXES. For a discussion of the tax status of a variable annuity contract or a variable life insurance policy, please consult your tax professional or refer to the accompanying prospectus of the participating insurance company. Because shares of the portfolios may be purchased only through insurance company separate accounts for variable annuity contracts and variable life insurance policies, dividends paid by the portfolio from net investment income and distributions (if any) of net realized short term and long term capital gains will be taxable, if at all, to the participating insurance company.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

DIVIDENDS AND DISTRIBUTIONS. Dividends from the portfolios' net investment income and distributions from the portfolios' realized capital gains, if any, are declared and paid once each calendar year. The portfolios have no fixed dividend rate and cannot guarantee that dividends will be paid. Dividend and capital gain distributions will be in cash or reinvested in full or fractional shares of the portfolio paying the distribution at NAV.

--------------------------------------------------------------------------------

   POTENTIAL CONFLICTS OF INTEREST

   Shares of the portfolios may serve as the underlying investments for both variable annuity and variable life insurance contracts of various insurance companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The portfolios currently do not foresee any such conflict. However, the Board of Directors of the portfolios intends to monitor events to identify any material conflicts that may arise and determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more participating insurance companies' separate accounts might be required to withdraw its investments in the portfolios. This might force the portfolios to sell securities at disadvantageous prices.


                             10 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management, Inc. is the portfolios' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the portfolios' business and investment activities, subject to the authority of the portfolios' Board of Directors.

Each portfolio pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the portfolios' most recently completed fiscal year.(1)

                                                                    Advisory fee
                                                              as a percentage of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
INTERNATIONAL PORTFOLIO(2)                                                 0.00%
LARGE CAP GROWTH PORTFOLIO(2)                                              0.00%
MID CAP GROWTH PORTFOLIO(2)                                                0.00%
SMALL CAP GROWTH PORTFOLIO(2)                                              0.00%
TECHNOLOGY PORTFOLIO(2)                                                    0.00%
--------------------------------------------------------------------------------

(1)Prior to May 2, 2001, First American Asset Management (FAAM), a division of U.S. Bank National Association, served as investment advisor to International Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio and Technology Portfolio. On May 2, 2001, FAAM and Firstar Investment Research & Management Company LLC, an affiliate of FAAM, combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees paid by each portfolio did not change as a result of the combination.

(2)For the fiscal year ended December 31, 2001, the contractual advisory fee rate for International Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio and Technology Portfolio, was 1.10%, 0.65%, 0.70%, 0.70% and 0.70%, respectively.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

SUB-ADVISOR

Clay Finlay Inc.
200 Park Avenue
New York, New York 10166

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Portfolio and is responsible for the investment and reinvestment of the portfolio's assets and the placement of brokerage transaction for the portfolio. Clay Finlay has been retained by the portfolio's investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm, headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of Global, International (Diversified and Concentrated) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of December 31, 2001, Clay Finlay had more than $5.1 billion in assets under management.

PORTFOLIO MANAGEMENT

Each portfolio's investments are managed by a team of persons associated with U.S. Bancorp Asset Management, or, in the case of International Portfolio, by a team of persons associated with Clay Finlay.


                             11 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

COMPARATIVE FUND PERFORMANCE

Mid Cap Growth Portfolio and Small Cap Growth Portfolio (Portfolios) are each recently organized series of First American Insurance Portfolios, Inc. and do not yet have a full calendar year of performance history. However, each of these Portfolios is substantially similar, i.e., each has identical investment objectives, strategies, risks and policies, to Mid Cap Growth Fund and Small Cap Growth Fund (Funds), respectively, offered through First American Investment Funds, Inc., another registered open-end investment company managed by the investment advisor, U.S. Bancorp Asset Management. Performance information for the Funds is presented to provide you with the track record (performance and volatility) of the advisor in managing Funds that have been managed in a substantially similar fashion to the way the advisor is managing the Portfolios. The illustrations on the next page for Mid Cap Growth Fund and Small Cap Growth Fund are based on Class A retail shares. Of course, past performance does not guarantee future results, and investors should not consider this data as a substitute for past performance of the portfolios or as an indication of future performance of the Portfolios.

The bar charts show you how the performance of each Fund has varied from year to year. The tables compare each Fund's performance over different time periods to that of each Fund's benchmark index, which is a broad measure of market performance, is unmanaged, has no expenses and is unavailable for investment. The bar chart and the table for each Fund assume that all distributions have been reinvested and reflect the Fund's fees and expenses (after waivers). Performance reflects voluntary fee waivers in effect. In the absence of such waivers, performance would be reduced.

Fees and expenses for Class IA shares of the Portfolios, offered in this prospectus as an investment for variable annuity contracts, differ from the fees and expenses reflected in the performance returns for Funds set forth below. Total fees and expenses for each Portfolio, including any fee waivers, are disclosed in the participating insurance company prospectus. The comparative performance information presented does not reflect the deduction of any separate fees that would have been imposed by participating insurance companies in connection with their sale of variable annuity contracts to investors; if the performance had been adjusted to reflect any such fees, returns would be lower. Investors should refer to the participating insurance company's prospectus describing all related contract fees; any such fees will reduce the performance of the Portfolios.


                             12 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

COMPARATIVE FUND PERFORMANCE CONTINUED

--------------------------------------------------------------------------------
MID CAP GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2),(3),(4)

[BAR CHART]

 7.23%  18.46%  -4.90%  39.35%  11.84  23.40%  10.58%  54.59%  3.51%  -29.25%
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996   1997    1998    1999   2000     2001

Best Quarter:
Quarter ending:     December 31, 1999        47.75%

Worst Quarter:
Quarter ending:     September 30, 2001      (28.64)%


AVERAGE ANNUAL TOTAL RETURNS       Inception
AS OF 12/31/01(2),(4)                   Date   One Year   Five Years   Ten Years
--------------------------------------------------------------------------------
Mid Cap Growth Fund                  4/23/90   (33.14)%        7.86%      10.64%
--------------------------------------------------------------------------------
Russell Midcap Growth Index(5)                 (20.15)%        9.02%      11.10%
--------------------------------------------------------------------------------
Russell Midcap Index(6)                         (5.61)%       11.39%      13.57%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (10.25)%.

(2)Performance returns in the bar chart and the table are presented net of fees and expenses which, for the fiscal year ended September 30, 2001, were 1.20% for Mid Cap Growth Fund. Class A share returns presented in the table reflect the 5.50% front-end sales charge normally imposed on those shares. Shares of the Mid Cap Growth Portfolio have no sales charge.

(3)Mid Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that Mid Cap Growth Portfolio's future investment in IPOs will have the same effect on performance as it did in 1999 for Mid Cap Growth Fund.

(4)On 8/7/98, the Mid Cap Growth Fund became the successor by merger to the Piper Emerging Growth Fund, a series of Piper Funds, Inc. Prior to the merger, the First American Fund had no assets or liabilities. Performance presented prior to 8/7/98 represents that of the Piper Emerging Growth Fund.

(5)An unmanaged index that measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Russell Midcap Index as a benchmark. Going forward, the fund will use the Russell Midcap Growth Index as a comparison, because its composition better matches the fund's investment objectives and strategies. The Russell Midcap Growth Index will be the comparative benchmark for Mid Cap Growth Portfolio.

(6)An unmanaged index comprised of the 800 smallest securities in the Russell 1000 Index, which represent approximately 24% of the total market capitalization of the investable U.S. equity market.


                             13 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

COMPARATIVE FUND PERFORMANCE CONTINUED

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2),(3),(4)

[BAR CHART]

11.47%  10.98%  -2.44%  20.20%  11.68%  29.23%  7.73%  66.76%  -5.97%  -20.60%
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996    1997   1998    1999    2000     2001

Best Quarter:
Quarter ending:     December 31, 1999        51.34%

Worst Quarter:
Quarter ending:     September 30, 2001      (28.97)%


AVERAGE ANNUAL TOTAL RETURNS       Inception
AS OF 12/31/01(2),(3),(4)               Date   One Year   Five Years   Ten Years
--------------------------------------------------------------------------------
Small Cap Growth Fund                3/16/87   (24.97)%       10.37%      10.25%
--------------------------------------------------------------------------------
Russell 2000 Growth Index(5)                    (9.23)%        2.87%       7.19%
--------------------------------------------------------------------------------
Russell 2000 Index(6)                            2.48%         7.51%      11.50%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (10.85)%.

(2)Performance returns in the bar chart and the table are presented net of fees and expenses which, for the fiscal year ended September 30, 2001, were 1.23% for Small Cap Growth Fund. Class A share returns presented in the table reflect the 5.50% front-end sales charge normally imposed on those shares. Shares of the Small Cap Growth Portfolio have no sales charge.

(3)Small Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that Small Cap Growth Portfolio's future investment in IPOs will have the same effect on performance as it did in 1999 for Small Cap Growth Fund.

(4)On 7/31/98, the Small Cap Growth Fund became the successor by merger to the Piper Small Company Growth Fund, a series of Piper Funds Inc. Performance presented prior to 7/31/98 represents that of the Piper Small Company Growth Fund. On 9/21/96, shareholders approved a change in the fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change, the fund's investment policies were revised.

(5)An unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Russell 2000 Index as a benchmark. Going forward, the fund will use the Russell 2000 Growth Index as a comparison, because its composition better matches the funds investment objectives and strategies. The Russell 2000 Growth Index will be the comparative benchmark for Small Cap Growth Portfolio.

(6)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market.


                             14 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

MORE ABOUT THE PORTFOLIOS

--------------------------------------------------------------------------------
OBJECTIVES

The portfolios' objectives, which are described in the "Portfolio Summaries" section, may be changed without shareholder approval. If a portfolio's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any portfolio will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The portfolios' main investment strategies are discussed in the "Portfolio Summaries" section. These are the strategies that the portfolios' investment advisor believes are most likely to be important in trying to achieve the portfolios' objectives. You should be aware that each portfolio may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call your participating insurance company.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political or other conditions, each portfolio may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the portfolios' advisor. Being invested in these securities may keep a mutual fund from participating in a market upswing and prevent the portfolio from achieving its investment objectives.

PORTFOLIO TURNOVER. Investment managers for the portfolios may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Active trading may increase the amount of commissions or mark-ups to broker-dealers that the portfolio pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each portfolio's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the portfolios are summarized in the "Portfolio Summaries" section. More information about portfolio risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

RISKS OF MID-CAP STOCKS. While stocks of mid-cap companies may be slightly less volatile than those of small-cap companies, they still involve substantial risk. Mid-cap companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of mid-cap companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

RISKS OF SMALL-CAP STOCKS. Stocks of small-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price.

RISKS OF THE TECHNOLOGY SECTOR. Technology Portfolio invests primarily in equity securities of companies which the portfolio's advisor believes have, or will develop, products, processes or services that will provide or benefit significantly from technological advances and improvements. Competitive pressures may have a significant effect on the financial condition of companies in the technology industry. For example, if technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

RISKS OF DEVELOPMENT STAGE COMPANIES. Technology Portfolio may have significant investments in development stage and small-capitalization companies (above). Stocks of development stage companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Their stock prices may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of development stage and small-capitalization companies at the desired time and price.

                             15 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

MORE ABOUT THE PORTFOLIOS CONTINUED

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

FOREIGN SECURITY RISK. Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio and Technology Portfolio may each invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. Each portfolio is actively managed and performance therefore will reflect in part the advisor's or sub-advisor's ability to make investment decisions which are suited to achieving the portfolios' respective investment objectives. Due to their active management, the portfolios could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When a portfolio loans its securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the portfolios enter into loan arrangements only with institutions which the portfolios' advisor has determined are creditworthy under guidelines established by the portfolios' Board of Directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a portfolio to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the portfolio's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the portfolio worse off than if it had not entered into the position. If a portfolio uses derivative instruments and the advisor's judgment proves incorrect, the portfolio's performance could be worse than if it had not used these instruments.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF INTERNATIONAL PORTFOLIO

RISKS OF INTERNATIONAL INVESTING. International Portfolio invests primarily in equity securities that trade in markets other than the United States. International investing involves risks not typically associated with U.S. investing. These risks include:

CURRENCY RISK. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect International Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the portfolio.

POLITICAL AND ECONOMIC RISKS. International investing is subject to the risk of political, social or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets and nationalization of assets.

FOREIGN TAX RISK. International Portfolio's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the portfolios also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the portfolio, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the SAI for details.

RISK OF INVESTMENT RESTRICTIONS. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.


                             16 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

MORE ABOUT THE PORTFOLIOS CONTINUED

FOREIGN SECURITIES MARKET RISK. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

INFORMATION RISK. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.


                             17 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

This information is intended to help you understand each portfolio's financial performance for the period of the portfolio's operations. Some of this information reflects financial results for a single portfolio share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a portfolio, assuming you reinvested all your dividends and distributions.

The information for International Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, Small Cap Growth Portfolio, and Technology Portfolio for the fiscal periods ended December 31, 2001 and earlier, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolios' financial statements, is included in the portfolios' annual report, which is available upon request.


INTERNATIONAL PORTFOLIO

                                                                                    Fiscal year           Fiscal period
                                                                                       ended                  ended
CLASS IA SHARES                                                                 December 31, 2001(2)   December 31, 2000(1)
---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                  $  8.09                 $ 10.00
                                                                                      -------                 -------
Investment Operations:
         Net Investment Income                                                           0.08                      --
         Net Realized and Unrealized Loss on Investments                                (2.06)                  (1.91)
                                                                                      -------                 -------
         Total From Investment Operations                                               (1.98)                  (1.91)
                                                                                      -------                 -------
Less Distributions:
         Dividends From Net Investment Income                                           (0.03)                     --
         Distributions From Net Realized Gains                                             --                      --
         Return of Capital                                                              (0.02)                     --
                                                                                      -------                 -------
         Total Distributions                                                            (0.05)                     --
                                                                                      -------                 -------
Net Asset Value, End of Period                                                        $  6.06                 $  8.09
                                                                                      =======                 =======
Total Return                                                                           (24.52)%                (19.10)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                       $ 2,449                 $ 3,396
Ratio of Expenses to Average Net Assets                                                  1.35%                   1.35%
Ratio of Net Investment Income (Loss) to Average Net Assets                              0.81%                  (0.07)%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements            3.23%                   5.23%
Ratio of Net Investment Loss to Average Net Assets, Excluding Waivers and
 Reimbursements                                                                         (1.07)%                 (3.95)%
Portfolio Turnover Rate                                                                   183%                     64%
---------------------------------------------------------------------------------------------------------------------------

(1)Portfolio commenced operations on April 28, 2000. All ratios for the period have been annualized, except total return.

(2)Effective May 1, 2001, the existing shares were renamed Class IA.


                             18 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


LARGE CAP GROWTH PORTFOLIO

                                                                                    Fiscal year          Fiscal period
                                                                                       ended                 ended
CLASS IA SHARES                                                                 December 31, 2001(2)   December 31, 2000(1)
---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                  $  8.28                $ 10.00
                                                                                      -------                -------
Investment Operations:
         Net Investment Income                                                           0.01                     --
         Net Realized and Unrealized Loss on Investments                                (2.54)                 (1.72)
                                                                                      -------                -------
         Total From Investment Operations                                               (2.53)                 (1.72)
                                                                                      -------                -------
Less Distributions:
         Dividends From Net Investment Income                                           (0.01)                    --
         Distributions From Net Realized Gains                                             --                     --
                                                                                      -------                -------
         Total Distributions                                                            (0.01)                    --
                                                                                      -------                -------
Net Asset Value, End of Period                                                        $  5.74                $  8.28
                                                                                      =======                =======
Total Return                                                                           (30.60)%               (17.20)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                       $ 2,301                $ 1,600
Ratio of Expenses to Average Net Assets                                                  0.87%                  0.80%
Ratio of Net Investment Income (Loss) to Average Net Assets                              0.09%                 (0.07)%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements            3.59%                  9.26%
Ratio of Net Investment Loss to Average Net Assets, Excluding Waivers and
 Reimbursements                                                                         (2.63)%                (8.53)%
Portfolio Turnover Rate                                                                   104%                    30%
---------------------------------------------------------------------------------------------------------------------------

(1)Portfolio commenced operations on April 28, 2000. All ratios for the period have been annualized, except total return.

(2)Effective May 1, 2001, the existing shares were renamed Class IA.


MID CAP GROWTH PORTFOLIO

                                                                                                         Fiscal period
                                                                                                             ended
CLASS IA SHARES                                                                                     December 31, 2001(1),(2)
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                                         $ 10.00
                                                                                                             -------
Investment Operations:
         Net Investment Loss                                                                                   (0.02)
         Net Realized and Unrealized Loss on Investments                                                       (2.22)
                                                                                                             -------
         Total From Investment Operations                                                                      (2.24)
                                                                                                             -------
Less Distributions:
         Dividends From Net Investment Income                                                                     --
         Distributions From Net Realized Gains                                                                    --
                                                                                                             -------
         Total Distributions                                                                                      --
                                                                                                             -------
Net Asset Value, End of Period                                                                               $  7.76
                                                                                                             =======
Total Return                                                                                                   22.40%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                                              $ 1,071
Ratio of Expenses to Average Net Assets                                                                         0.09%
Ratio of Net Investment Loss to Average Net Assets                                                             (0.22)%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements                                   7.25%
Ratio of Net Investment Loss to Average Net Assets, Excluding Waivers and Reimbursements                       (6.57)%
Portfolio Turnover Rate                                                                                          280%
----------------------------------------------------------------------------------------------------------------------------

(1)Portfolio commenced operations on January 4, 2001. All ratios for the period have been annualized, except total return.

(2)Effective May 1, 2001, the existing shares were renamed Class IA.


                             19 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


SMALL CAP GROWTH PORTFOLIO

                                                                                                         Fiscal period
                                                                                                             ended
CLASS IA SHARES                                                                                     December 31, 2001(1),(2)
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                                         $ 10.00
                                                                                                             -------
Investment Operations:
         Net Investment Loss                                                                                   (0.03)
         Net Realized and Unrealized Loss on Investments                                                       (1.62)
                                                                                                             -------
         Total From Investment Operations                                                                      (1.65)
                                                                                                             -------
Less Distributions:
         Dividends From Net Investment Income                                                                     --
         Distributions From Net Realized Gains                                                                    --
                                                                                                             -------
         Total Distributions                                                                                      --
                                                                                                             -------
Net Asset Value, End of Period                                                                               $  8.35
                                                                                                             =======
Total Return                                                                                                  (16.50)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                                              $ 1,040
Ratio of Expenses to Average Net Assets                                                                         0.90%
Ratio of Net Investment Loss to Average Net Assets                                                             (0.42)%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements                                   7.29%
Ratio of Net Investment Loss to Average Net Assets, Excluding Waivers and Reimbursements                       (6.81)%
Portfolio Turnover Rate                                                                                          283%
----------------------------------------------------------------------------------------------------------------------------

(1)Portfolio commenced operations on January 4, 2001. All ratios for the period have been annualized, except total return.

(2)Effective May 1, 2001, the existing shares were renamed Class IA.


TECHNOLOGY PORTFOLIO

                                                                                   Fiscal year            Fiscal period
                                                                                      ended                   ended
CLASS IA SHARES                                                                December 31, 2001(2)    December 31, 2000(1)
---------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                 $  5.79                 $ 10.00
                                                                                     -------                 -------
Investment Operations:
         Net Investment Loss                                                           (0.01)                  (0.01)
         Net Realized and Unrealized Loss on Investments                               (2.98)                  (4.20)
                                                                                     -------                 -------
         Total From Investment Operations                                              (2.99)                  (4.21)
                                                                                     -------                 -------
Less Distributions:
         Dividends From Net Investment Income                                             --                      --
         Distributions From Net Realized Gains                                            --                      --
                                                                                     -------                 -------
         Total Distributions                                                              --                      --
                                                                                     -------                 -------
Net Asset Value, End of Period                                                       $  2.80                 $  5.79
                                                                                     =======                 =======
Total Return                                                                          (51.64)%                (42.10)%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                      $ 1,602                 $ 1,447
Ratio of Expenses to Average Net Assets                                                 0.90%                   0.90%
Ratio of Net Investment Loss to Average Net Assets                                     (0.39)%                 (0.18)%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements           4.60%                   8.88%
Ratio of Net Investment Loss to Average Net Assets, Excluding Waivers and
 Reimbursements                                                                        (4.09)%                 (8.16)%
Portfolio Turnover Rate                                                                  377%                    149%
---------------------------------------------------------------------------------------------------------------------------

(1)Portfolio commenced operations on April 28, 2000. All ratios for the period have been annualized, except total returns.

(2)Effective May 1, 2001, the existing shares were renamed Class IA.


                             20 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the portfolios is available in the portfolios' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the portfolios and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the portfolios' investments will be available in the portfolios' annual and semiannual reports to shareholders. In the portfolios' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the portfolios' performance during their last fiscal year.

You can obtain a free copy of the portfolios' SAI and/or free copies of the portfolios' most recent annual or semiannual reports by calling your participating insurance company. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the portfolios is also available on the Internet. Text-only versions of portfolio documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

SEC file number: 811-09765

FAIP-2002                                        [LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)        MAY 1, 2002



                                       PROSPECTUS

                                       FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                                       ASSET CLASS -- STOCK FUNDS



                   INSURANCE PORTFOLIOS
                        CLASS IB SHARES



                                       INTERNATIONAL PORTFOLIO
                                       SMALL CAP GROWTH PORTFOLIO
                                       TECHNOLOGY PORTFOLIO


















                                       AS WITH ALL MUTUAL FUNDS, THE SECURITIES
                                       AND EXCHANGE COMMISSION HAS NOT APPROVED
                                       OR DISAPPROVED THE SHARES OF THESE
                                       PORTFOLIOS, OR DETERMINED IF THE
                                       INFORMATION IN THIS PROSPECTUS IS
                                       ACCURATE OR COMPLETE. ANY STATEMENT TO
                                       THE CONTRARY IS A CRIMINAL OFFENSE.

Table of
CONTENTS



        PORTFOLIO SUMMARIES
--------------------------------------------------------------------------------
           International Portfolio                                     2
--------------------------------------------------------------------------------
           Small Cap Growth Portfolio                                  4
--------------------------------------------------------------------------------
           Technology Portfolio                                        5
--------------------------------------------------------------------------------
        POLICIES & SERVICES
--------------------------------------------------------------------------------
           Buying and Selling Shares                                   7
--------------------------------------------------------------------------------
           Managing Your Investment                                    7
--------------------------------------------------------------------------------
        ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
           Management                                                  8
--------------------------------------------------------------------------------
           Comparative Fund Performance                                9
--------------------------------------------------------------------------------
           More About The Portfolios                                  11
--------------------------------------------------------------------------------
           Financial Highlights                                       13
--------------------------------------------------------------------------------
        FOR MORE INFORMATION                                  Back Cover
--------------------------------------------------------------------------------

Portfolio Summaries

INTRODUCTION



This section of the prospectus describes the objectives of the portfolios, summarizes the main investment strategies used by each portfolio in trying to achieve its objectives, and highlights the risks involved with these strategies. (Note that individual investors cannot purchase shares of the portfolios directly. Shares of the portfolios may be purchased only by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.)


AN INVESTMENT IN THE PORTFOLIOS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                              1 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

International Portfolio has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, International Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities that trade in markets other than the United States. These securities generally are issued by companies:

o        that are domiciled in countries other than the United States, or

o that derive at least 50% of either their revenues or their pre-tax income from activities outside of the United States.

Normally, the portfolio will invest in securities traded in at least three foreign countries.

Stocks are selected by determining which companies represent the best values relative to their long-term growth prospects and local markets through the use of a screening tool that focuses on valuation ranges. Focus is placed on companies with steady, sustainable earnings growth rates that sell at a multiple lower than the average for that growth rate in the local market. Fundamental analysis is another important factor in terms of evaluating companies' balance sheets, market share and strength of management.

Equity securities in which the portfolio invests include common and preferred stock. In addition, the portfolio may invest in securities representing underlying international securities, such as American Depositary Receipts and European Depositary Receipts, and in securities of other investment companies.

In order to hedge against adverse movements in currency exchange rates, the portfolio may enter into forward foreign currency exchange contracts.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF EQUITY SECURITIES. Equity securities may decline significantly in price over short or extended periods of time. Price changes may occur in the world market as a whole, or they may occur in only a particular country, company, industry or sector of the world market.

RISKS OF INTERNATIONAL INVESTING. International investing involves risks not typically associated with domestic investing. Because of these risks, and because of the sub-advisor's ability to invest substantial portions of the portfolio's assets in a small number of countries, the portfolio may be subject to greater volatility than mutual funds that invest principally in domestic securities. Risks of international investing include adverse currency fluctuations, potential political and economic instability, limited liquidity and volatile prices of non-U.S. securities, limited availability of information regarding non-U.S. companies, investment and repatriation restrictions, and foreign taxation.

RISKS OF EMERGING MARKETS. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

RISKS OF SMALLER-CAPITALIZATION COMPANIES. Stocks of smaller-capitalization companies involve substantial risk and their prices may be subject to more abrupt or erratic movements than those of larger, more established companies or of market averages in general.

RISKS OF FOREIGN CURRENCY HEDGING TRANSACTIONS. If the sub-advisor's forecast of exchange rate movements is incorrect, the portfolio may realize losses on its foreign currency transactions. In addition, the portfolio's hedging transactions may prevent the portfolio from realizing the benefits of a favorable change in the value of foreign currencies.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.


                              2 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

INTERNATIONAL PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the portfolio has varied from year to year. However, because the portfolio was first offered in 2000, only one calendar year of information is available. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Because Class IB shares have not been offered for a full calendar year, information in the chart and the table is for the portfolio's Class IA shares, which are offered through another prospectus. Class IA shares are not subject to annual distribution or "12b-1" fees and therefore have lower expenses than Class IB shares. The performance of the Class IB shares will be lower due to their higher expenses.


INTERNATIONAL PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2) (Class IA)

[BAR CHART]

-24.52%
--------------------------------------------------------------------------------
 2001

Best Quarter:       Quarter ending:   December 31, 2001         5.64%
Worst Quarter:      Quarter ending:   September 30, 2001      (15.74)%


AVERAGE ANNUAL TOTAL RETURNS                   Inception                   Since
AS OF 12/31/01(2)                                   Date    One Year   Inception
--------------------------------------------------------------------------------
International Portfolio (Class IA)               4/28/00    (24.52)%    (25.49)%
--------------------------------------------------------------------------------
Morgan Stanley Capital International Europe,
Australasia, Far East Index(3)                              (21.21)%    (18.10)%
--------------------------------------------------------------------------------


(1)Total return for the period from 1/1/02 through 3/31/02 was (0.16)%.

(2)On 7/1/01, Clay Finlay Inc. was hired as sub-advisor to manage the portfolio's assets.

(3)An unmanaged index including approximately 1,100 companies representing the stock markets of 20 European countries, Australia, New Zealand, Japan, Hong Kong and Singapore. The since inception performance of the index is calculated from 4/30/00.


                              3 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

SMALL CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Small Cap Growth Portfolio has an objective of growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Small Cap Growth Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of small-capitalization companies, defined as companies that have market capitalizations at the time of purchase within the range of market capitalizations of companies constituting the Russell 2000 Index. This index measures the performance of the 2,000 smallest companies in the Russell 3000 Index (which is made up of the 3,000 largest U.S. companies based on total market capitalization). As of the date of this prospectus, market capitalizations of companies in the Russell 2000 Index ranged from approximately $147 million to $1.4 billion.

The advisor will select companies that it believes exhibit the potential for superior growth based on factors such as:

o        above average growth in revenue and earnings.

o        strong competitive position.

o        strong management.

o        sound financial condition.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market. In addition, growth stocks and/or stocks of small-capitalization companies may underperform the market as a whole.

RISKS OF SMALL-CAP STOCKS. Stocks of small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of larger capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories, and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading, and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability, or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Because shares of Small Cap Growth Portfolio have not been offered for a full calendar year, no actual performance is presented.


                              4 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

TECHNOLOGY PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Technology Portfolio has an objective of long-term growth of capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Technology Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in common stocks of companies which the portfolio's advisor believes either have, or will develop, products, processes or services that will provide or will benefit significantly from technological innovations, advances and improvements. These may include:

o        inexpensive computing power, such as personal computers.

o        improved methods of communications, such as satellite transmission.

o technology-related services such as internet-related marketing services.

The prime emphasis of the portfolio is to identify companies which the advisor believes are positioned to benefit from technological advances in areas such as semiconductors, computers, software, communications, and online services. Companies in which the portfolio invests may include development stage companies (companies that do not have significant revenues) and small-capitalization companies. The advisor will generally select companies that it believes exhibit strong management teams, a strong competitive position, above average growth in revenues and a sound balance sheet.

Under certain market conditions, the portfolio may frequently invest in companies at the time of their initial public offering (IPO). By virtue of its size and institutional nature, the advisor may have greater access to IPOs than individual investors have, including access to so-called "hot issues" which are generally traded in the aftermarket at prices in excess of the IPO price. IPOs will frequently be sold within 12 months of purchase which may result in increased short-term capital gains.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may affect the market as a whole, or they may affect only a particular company, industry or sector of the market.

RISKS OF NON-DIVERSIFICATION. The portfolio is non-diversified. This means that it may invest a larger portion of its assets in a limited number of companies than a diversified portfolio. Because a relatively high percentage of the portfolio's assets may be invested in the securities of a limited number of issuers, and because those issuers will be in the same or related economic sectors, the portfolio's securities may be more susceptible to any single economic, technological or regulatory occurrence than the securities of a diversified mutual fund.

RISKS OF THE TECHNOLOGY SECTOR. Because the portfolio invests primarily in technology related stocks, it is particularly susceptible to risks associated with the technology industry. Competitive pressures may have a significant effect on the financial condition of companies in that industry.

RISKS OF DEVELOPMENT STAGE AND SMALL-CAP STOCKS. Stocks of development stage and small-capitalization companies involve substantial risk. These stocks historically have experienced greater price volatility than stocks of more established and larger-capitalization companies, and they may be expected to do so in the future.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Companies involved in IPOs generally have limited operating histories and prospects for future profitability are uncertain. Prices of IPOs may also be unstable due to the absence of a prior public market, the small number of shares available for trading and limited investor information. IPOs will frequently be sold within 12 months of purchase. This may result in increased short-term capital gains, which will be taxable to shareholders as ordinary income.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.


                              5 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

TECHNOLOGY PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart is intended to show you how performance of the portfolio has varied from year to year. However, because the portfolio was first offered in 2000, only one calendar year of information is available. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. The benchmark is unmanaged, has no expenses and is unavailable for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Because Class IB shares have not been offered for a full calendar year, information in the chart and the table is for the portfolio's Class IA shares, which are offered through another prospectus. Class IA shares are not subject to annual distribution or "12b-1" fees and therefore have lower expenses than Class IB shares. The performance of the Class IB shares will be lower due to their higher expenses.


TECHNOLOGY PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR (Class IA)(1)

[BAR CHART]

-51.64%
--------------------------------------------------------------------------------
 2001

Best Quarter:       Quarter ending:   December 31, 2001       44.33%
Worst Quarter:      Quarter ending:   March 31, 2001         (45.94)%


AVERAGE ANNUAL TOTAL RETURNS                     Inception                 Since
AS OF 12/31/01                                        Date   One Year  Inception
--------------------------------------------------------------------------------
Technology Portfolio (Class IA)                    4/28/00   (51.64)%   (54.28)%
--------------------------------------------------------------------------------
Standard & Poor' s Technology Composite Index(2)             (24.02)%   (38.43)%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (9.29)%.

(2)An unmanaged index comprised of information technology stocks in the Standard & Poor's 500 Index, which is an unmanaged index of large-capitalization stocks. The since inception performance of the index is calculated from 4/30/00.


                              6 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Policies & Services

BUYING AND SELLING SHARES

Shares of the portfolios are only made available through separate investment accounts of participating insurance companies as an underlying investment for your variable annuity contract or variable life insurance policy. Individual investors cannot obtain shares of the portfolios directly. Please refer to the accompanying prospectus of the participating insurance company for more information on how to select the portfolios as an investment option.

Your participating insurance company is the portfolios' designee for receipt of purchase orders for your variable annuity contract or variable life insurance policy. The portfolios do not impose any separate charge on the contract owners or policy holders (contract owners) for the purchase or redemption of shares. Participating insurance companies purchase or redeem shares for separate accounts at net asset value (NAV) without any sales or redemption charge. Any separate charges imposed by the participating insurance company are described in the accompanying prospectus of the participating insurance company. A participating insurance company may also impose certain restrictions or limitations on the allocation of purchase payment or contract value to the portfolios in a separate account. Prospective investors should consult the applicable participating insurance company prospectus for information regarding fees and expenses of the contract and separate account and any applicable restrictions or limitations.

The share price that applies to a purchase or redemption order of portfolio shares is based on the next calculation of the NAV per share that is made after the participating insurance company receives such order from the contract owner on a regular business day. See "Calculating Your Share Price" for more information. Only the participating insurance companies that hold portfolio shares in their separate accounts for the benefit of contract owners can place orders to purchase or redeem shares. Contract owners should not directly contact the portfolio to request a purchase or redemption of portfolio shares. Contract owners should refer to the instructions in the participating insurance company prospectus for more information.

CALCULATING YOUR SHARE PRICE. Your share price is based on the portfolio's NAV per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A portfolio's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of portfolio shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the portfolios' Board of Directors.

Portfolios may hold securities that trade on weekends or other days when the portfolio does not price its shares. Therefore, the net asset value of a portfolio's shares may change on days when shareholders will not be able to purchase or redeem their shares.

--------------------------------------------------------------------------------
MANAGING YOUR INVESTMENT

TAXES. For a discussion of the tax status of a variable annuity contract or a variable life insurance policy, please consult your tax professional or refer to the accompanying prospectus of the participating insurance company. Because shares of the portfolios may be purchased only through insurance company separate accounts for variable annuity contracts and variable life insurance policies, dividends paid by the portfolio from net investment income and distributions (if any) of net realized short term and long term capital gains will be taxable, if at all, to the participating insurance company.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

DIVIDENDS AND DISTRIBUTIONS. Dividends from the portfolios' net investment income and distributions from the portfolios' realized capital gains, if any, are declared and paid once each calendar year. The portfolios have no fixed dividend rate and cannot guarantee that dividends will be paid. Dividend and capital gain distributions will be reinvested in full or fractional shares of the portfolio paying the distribution at NAV.

DISTRIBUTION PLAN. First American Insurance Portfolios has adopted a Distribution Plan covering the Class IB shares of each portfolio. Under that plan, Class IB shares of each portfolio pay an annual distribution or "12b-1" fee equal up to 0.25% of the average daily net assets of Class IB shares. These fees are paid to the portfolios' distributor, to pay for expenses incurred in connection with distributing Class IB shares, including payments by the distributor to insurance companies whose separate accounts invest in the portfolios. Because these fees are paid out of a portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment in Class IB shares and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------

   POTENTIAL CONFLICTS OF INTEREST

   Shares of the portfolios may serve as the underlying investments for both variable annuity and variable life insurance contracts of various insurance companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The portfolios currently do not foresee any such conflict. However, the Board of Directors of the portfolios intends to monitor events to identify any material conflicts that may arise and determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more participating insurance companies' separate accounts might be required to withdraw its investments in the portfolios. This might force the portfolios to sell securities at disadvantageous prices.


                              7 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management, Inc. is the portfolios' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the portfolios' business and investment activities, subject to the authority of the portfolios' Board of Directors.

Each portfolio pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the portfolios' most recently completed fiscal year.(1)

                                                                    Advisory fee
                                                              as a percentage of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
INTERNATIONAL PORTFOLIO(2)                                                 0.00%
SMALL CAP GROWTH PORTFOLIO(2)                                              0.00%
TECHNOLOGY PORTFOLIO(2)                                                    0.00%
--------------------------------------------------------------------------------

(1)Prior to May 2, 2001, First American Asset Management (FAAM), a division of U.S. Bank National Association, served as investment advisor to International Portfolio, Small Cap Growth Portfolio and Technology Portfolio. On May 2, 2001, FAAM and Firstar Investment Research & Management Company LLC, an affiliate of FAAM, combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees paid by each portfolio did not change as a result of the combination.

(2)For the fiscal year ended December 31, 2001, the contractual advisory fee rate for International Portfolio, Small Cap Growth Portfolio and Technology Portfolio, was 1.10%, 0.70% and 0.70%, respectively.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

SUB-ADVISOR

Clay Finlay Inc.
200 Park Avenue
New York, New York 10166

Clay Finlay Inc. (Clay Finlay) is the sub-advisor to the International Portfolio and is responsible for the investment and reinvestment of the portfolio's assets and the placement of brokerage transactions for the portfolio. Clay Finlay has been retained by the portfolio's investment advisor and is paid a portion of the advisory fee.

Clay Finlay, an international equity investment management firm, headquartered in New York, was founded in 1982, and has a network of offices in London, Geneva, Melbourne and Tokyo. International equity investment management has always been Clay Finlay's only business. Clay Finlay offers a full range of Global, International (Diversified and Concentrated) and regional (Europe, Continental Europe, Japan, Pacific Basin ex Japan and Global Emerging Markets) equity mandates. Clay Finlay is a wholly owned subsidiary of Old Mutual plc. Old Mutual is a publicly owned international financial services group listed on the London Stock Exchange. As of December 31, 2001, Clay Finlay had more than $5.1 billion in assets under management.

PORTFOLIO MANAGEMENT

Each portfolio's investments are managed by a team of persons associated with U.S. Bancorp Asset Management, or, in the case of International Portfolio, by a team of persons associated with Clay Finlay.


                              8 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

COMPARATIVE FUND PERFORMANCE

Small Cap Growth Portfolio (Portfolio) is a recently organized series of First American Insurance Portfolios, Inc. and does not yet have a full calendar year of performance history. However, the Portfolio is substantially similar, i.e., has identical investment objectives, strategies, risks and policies, to Small Cap Growth Fund (Fund) offered through First American Investment Funds, Inc., another registered open-end investment company managed by the investment advisor, U.S. Bancorp Asset Management. Performance information for the Fund is presented to provide you with the track record (performance and volatility) of the advisor in managing a Fund that has been managed in a substantially similar fashion to the way the advisor is managing the Portfolio. The illustrations on the next page for Small Cap Growth Fund are based on Class A retail shares. Of course, past performance does not guarantee future results, and investors should not consider this data as a substitute for past performance of the Portfolio or as an indication of future performance of the Portfolio.

The bar chart shows you how the performance of the Fund has varied from year to year. The table compares the Fund's performance over different time periods to that of the Fund's benchmark index, which is a broad measure of market performance, is unmanaged, has no expenses, and is unavailable for investment. The bar chart and the table for the Fund assume that all distributions have been reinvested and reflect the Fund's fees and expenses (after waivers).

Fees and expenses for Class IB shares of the Portfolio, offered in this prospectus as an investment for variable annuity contracts, differ from the fees and expenses reflected in the performance returns for the Fund set forth below. Total fees and expenses for the Portfolio, including any fee waivers, are disclosed in the participating insurance company prospectus. The comparative performance information presented does not reflect the deduction of any separate fees that would have been imposed by participating insurance companies in connection with their sale of variable annuity contracts to investors; if the performance had been adjusted to reflect any such fees, returns would be lower. Investors should refer to the participating insurance company's prospectus describing all related contract fees; any such fees will reduce the performance of the Portfolio.


                              9 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

COMPARATIVE FUND PERFORMANCE CONTINUED

--------------------------------------------------------------------------------
SMALL CAP GROWTH FUND

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2),(3),(4)

[BAR CHART]

11.47%  10.98%  -2.44%  20.20%  11.68%  29.23%  7.73%  66.76%  -5.97%  -20.60%
--------------------------------------------------------------------------------
 1992    1993    1994    1995    1996    1997   1998    1999    2000     2001

Best Quarter:
Quarter ending:     December 31, 1999        51.34%

Worst Quarter:
Quarter ending:     September 30, 2001      (28.97)%


AVERAGE ANNUAL TOTAL RETURNS       Inception
AS OF 12/31/01(2),(3),(4)               Date   One Year   Five Years   Ten Years
--------------------------------------------------------------------------------
Small Cap Growth Fund                3/16/87   (24.97)%       10.37%      10.25%
--------------------------------------------------------------------------------
Russell 2000 Growth Index(5)                    (9.23)%        2.87%       7.19%
--------------------------------------------------------------------------------
Russell 2000 Index(6)                            2.48%         7.51%      11.50%
--------------------------------------------------------------------------------


(1)Total return for the period from 1/1/02 through 3/31/02 was (10.85)%.

(2)Performance returns in the bar chart and the table are presented net of fees and expenses which, for the fiscal year ended September 30, 2001, were 1.23% for Small Cap Growth Fund. Class A share returns presented in the table reflect the 5.50% front-end sales charge normally imposed on those shares. Shares of the Small Cap Growth Portfolio have no sales charge.

(3)Small Cap Growth Fund's 1999 returns were higher due in part to its strategy of investing in IPOs in a period favorable for IPO investing. Of course, such favorable returns involve accepting the risk of volatility, and there is no assurance that Small Cap Growth Portfolio's future investment in IPOs will have the same effect on performance as it did in 1999 for Small Cap Growth Fund.

(4)On 7/31/98, the Small Cap Growth Fund became the successor by merger to the Piper Small Company Growth Fund, a series of Piper Funds Inc. Performance presented prior to 7/31/98 represents that of the Piper Small Company Growth Fund. On 9/21/96, shareholders approved a change in the fund's investment objective from high total investment return consistent with prudent investment risk to long-term capital appreciation. In connection with this change, the fund's investment policies were revised.

(5)An unmanaged index that measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. Previously, the fund used the Russell 2000 Index as a benchmark. Going forward, the fund will use the Russell 2000 Growth Index as a comparison, because its composition better matches the funds investment objectives and strategies. The Russell 2000 Growth Index will be the comparative benchmark for Small Cap Growth Portfolio.

(6)An unmanaged index comprised of the smallest 2000 companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is composed of 3000 large U.S. companies representing approximately 98% of the investable U.S. equity market.


                             10 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

MORE ABOUT THE PORTFOLIOS

--------------------------------------------------------------------------------
OBJECTIVES

The portfolios' objectives, which are described in the "Portfolio Summaries" section, may be changed without shareholder approval. If a portfolio's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any portfolio will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The portfolios' main investment strategies are discussed in the "Portfolio Summaries" section. These are the strategies that the portfolios' investment advisor believes are most likely to be important in trying to achieve the portfolios' objectives. You should be aware that each portfolio may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call your participating insurance company.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political or other conditions, each portfolio may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the portfolios' advisor. Being invested in these securities may keep a mutual fund from participating in a market upswing and prevent the portfolio from achieving its investment objectives.

PORTFOLIO TURNOVER. Investment managers for the portfolios may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Active trading may increase the amount of commissions or mark-ups to broker-dealers that the portfolio pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each portfolio's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the portfolios are summarized in the "Portfolio Summaries" section. More information about portfolio risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

RISKS OF SMALL-CAP STOCKS. Stocks of small-cap companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Prices of small-cap stocks may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of small-cap companies at the desired time and price.

RISKS OF THE TECHNOLOGY SECTOR. Technology Portfolio invests primarily in equity securities of companies which the portfolio's advisor believes have, or will develop, products, processes or services that will provide or benefit significantly from technological advances and improvements. Competitive pressures may have a significant effect on the financial condition of companies in the technology industry. For example, if technology continues to advance at an accelerated rate and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.

RISKS OF DEVELOPMENT STAGE COMPANIES. Technology Portfolio may have significant investments in development stage and small-capitalization companies (above). Stocks of development stage companies involve substantial risk. These companies may lack the management expertise, financial resources, product diversification and competitive strengths of larger companies. Their stock prices may be subject to more abrupt or erratic movements than stock prices of larger, more established companies or the market averages in general. In addition, the frequency and volume of their trading may be less than is typical of larger companies, making them subject to wider price fluctuations. In some cases, there could be difficulties in selling the stocks of development stage and small-capitalization companies at the desired time and price.

RISKS OF INITIAL PUBLIC OFFERINGS (IPOs). Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

FOREIGN SECURITY RISK. Small Cap Growth Portfolio and Technology Portfolio may each invest up to 25% of its total


                             11 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

MORE ABOUT THE PORTFOLIOS CONTINUED

assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. Each portfolio is actively managed and performance therefore will reflect in part the advisor's or sub-advisor's ability to make investment decisions which are suited to achieving the portfolios' respective investment objectives. Due to their active management, the portfolios could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When a portfolio loans its securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the portfolios enter into loan arrangements only with institutions which the portfolios' advisor has determined are creditworthy under guidelines established by the portfolios' Board of Directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a portfolio to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the portfolio's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the portfolio worse off than if it had not entered into the position. If a portfolio uses derivative instruments and the advisor's judgment proves incorrect, the portfolio's performance could be worse than if it had not used these instruments.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF INTERNATIONAL PORTFOLIO

RISKS OF INTERNATIONAL INVESTING. International Portfolio invests primarily in equity securities that trade in markets other than the United States. International investing involves risks not typically associated with U.S. investing. These risks include:

CURRENCY RISK. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect International Portfolio's net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the portfolio.

POLITICAL AND ECONOMIC RISKS. International investing is subject to the risk of political, social or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets and nationalization of assets.

FOREIGN TAX RISK. International Portfolio's income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the portfolios also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax. To the extent foreign income taxes are paid by the portfolio, U.S. shareholders may be entitled to a credit or deduction for U.S. tax purposes. See the SAI for details.

RISK OF INVESTMENT RESTRICTIONS. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

FOREIGN SECURITIES MARKET RISK. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local brokers and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and brokers are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

INFORMATION RISK. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.


                             12 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

This information is intended to help you understand each portfolio's financial performance for the period of each portfolio's operations. Some of this information reflects financial results for a single portfolio share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a portfolio, assuming you reinvested all your dividends and distributions.

The information for International Portfolio, Small Cap Growth Portfolio, and Technology Portfolio for the fiscal period ended December 31, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolios' financial statements, is included in the portfolios' annual report, which is available upon request.


INTERNATIONAL PORTFOLIO

                                                                                           Fiscal period
                                                                                               ended
CLASS IB SHARES                                                                         December 31, 2001(1)
------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                            $ 5.78
                                                                                                ------
Investment Operations:
         Net Investment Income                                                                    0.02
         Net Realized and Unrealized Gains on Investments                                         0.30
                                                                                                ------
         Total From Investment Operations                                                         0.32
                                                                                                ------
Less Distributions:
         Dividends from Net Investment Income                                                    (0.02)
         Distributions from Net Realized Gains                                                      --
                                                                                                ------
         Return of Capital                                                                       (0.02)
         Total Distributions                                                                     (0.04)
                                                                                                ------
Net Asset Value, End of Period                                                                  $ 6.06
                                                                                                ======
Total Return                                                                                      5.61%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                                 $   16
Ratio of Expenses to Average Net Assets                                                           1.60%
Ratio of Net Investment Income to Average Net Assets                                              0.87%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements                     2.33%
Ratio of Net Investment Income to Average Net Assets, Excluding Waivers and Reimbursements        0.14%
Portfolio Turnover Rate                                                                            183%
------------------------------------------------------------------------------------------------------------

(1)Class IB shares have been offered since September 28, 2001. All ratios for the period have been annualized, except total return.


                             13 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


SMALL CAP GROWTH PORTFOLIO

                                                                                         Fiscal period
                                                                                             ended
CLASS IB SHARES                                                                       December 31, 2001(1)
----------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                          $ 7.05
                                                                                              ------
Investment Operations:
         Net Investment Income (Loss)                                                             --
         Net Realized and Unrealized Gains on Investments                                       1.30
                                                                                              ------
         Total From Investment Operations                                                       1.30
                                                                                              ------
Less Distributions:
         Dividends from Net Investment Income                                                     --
         Distributions from Net Realized Gains                                                    --
                                                                                              ------
         Total Distributions                                                                      --
                                                                                              ------
Net Asset Value, End of Period                                                                $ 8.35
                                                                                              ======
Total Return                                                                                   18.44%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                               $   35
Ratio of Expenses to Average Net Assets                                                         1.15%
Ratio of Net Investment Loss to Average Net Assets                                             (0.90)%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements                   3.77%
Ratio of Net Investment Loss to Average Net Assets, Excluding Waivers and Reimbursements       (3.52)%
Portfolio Turnover Rate                                                                          283%
----------------------------------------------------------------------------------------------------------

(1)Class IB shares have been offered since September 28, 2001. All ratios for the period have been annualized, except total return.


TECHNOLOGY PORTFOLIO

                                                                                         Fiscal period
                                                                                             ended
CLASS IB SHARES                                                                       December 31, 2001(1)
----------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                          $ 1.94
                                                                                              ------
Investment Operations:
         Net Investment Loss                                                                   (0.01)
         Net Realized and Unrealized Gains on Investments                                       0.87
                                                                                              ------
         Total From Investment Operations                                                       0.86
                                                                                              ------
Less Distributions:
         Dividends from Net Investment Income                                                     --
         Distributions from Net Realized Gains                                                    --
                                                                                              ------
         Total Distributions                                                                      --
                                                                                              ------
Net Asset Value, End of Period                                                                $ 2.80
                                                                                              ======
Total Return                                                                                   44.33%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                               $    3
Ratio of Expenses to Average Net Assets                                                         1.15%
Ratio of Net Investment Loss to Average Net Assets                                             (1.01)%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements                   2.74%
Ratio of Net Investment Loss to Average Net Assets, Excluding Waivers and Reimbursements       (2.60)%
Portfolio Turnover Rate                                                                          377%
----------------------------------------------------------------------------------------------------------

(1)Class IB shares have been offered since September 28, 2001. All ratios for the period have been annualized, except total return.


                             14 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the portfolios is available in the portfolios' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the portfolios and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the portfolios' investments will be available in the portfolios' annual and semiannual reports to shareholders. In the portfolios' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the portfolios' performance during their last fiscal year.

You can obtain a free copy of the portfolios' SAI and/or free copies of the portfolios' most recent annual or semiannual reports by calling your participating insurance company. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the portfolios is also available on the Internet. Text-only versions of portfolio documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

SEC file number: 811-09765

FAIP-2002                                        [LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)        MAY 1, 2002



                                       PROSPECTUS

                                       FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                                       ASSET CLASS -- INCOME FUNDS
                                                      STOCK FUNDS



                   INSURANCE PORTFOLIOS
                        CLASS IB SHARES



                                       CORPORATE BOND PORTFOLIO
                                       EQUITY INCOME PORTFOLIO


















                                       AS WITH ALL MUTUAL FUNDS, THE SECURITIES
                                       AND EXCHANGE COMMISSION HAS NOT APPROVED
                                       OR DISAPPROVED THE SHARES OF THESE
                                       PORTFOLIOS, OR DETERMINED IF THE
                                       INFORMATION IN THIS PROSPECTUS IS
                                       ACCURATE OR COMPLETE. ANY STATEMENT TO
                                       THE CONTRARY IS A CRIMINAL OFFENSE.

Table of
CONTENTS



        PORTFOLIO SUMMARIES
--------------------------------------------------------------------------------
           Corporate Bond Portfolio                                    2
--------------------------------------------------------------------------------
           Equity Income Portfolio                                     4
--------------------------------------------------------------------------------
        POLICIES & SERVICES
--------------------------------------------------------------------------------
           Buying and Selling Shares                                   6
--------------------------------------------------------------------------------
           Managing Your Investment                                    6
--------------------------------------------------------------------------------
        ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
           Management                                                  7
--------------------------------------------------------------------------------
           More About The Portfolios                                   8
--------------------------------------------------------------------------------
           Financial Highlights                                       11
--------------------------------------------------------------------------------
        FOR MORE INFORMATION                                  Back Cover
--------------------------------------------------------------------------------

Portfolio Summaries

INTRODUCTION



This section of the prospectus describes the objectives of the portfolios, summarizes the main investment strategies used by each portfolio in trying to achieve its objectives, and highlights the risks involved with these strategies. (Note that individual investors cannot purchase shares of the portfolios directly. Shares of the portfolios may be purchased only by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.)


AN INVESTMENT IN THE PORTFOLIOS IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                              1 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

CORPORATE BOND PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Corporate Bond Portfolio's objective is to provide investors with a high level of current income consistent with prudent risk to capital.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Corporate Bond Portfolio will invest primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in corporate debt obligations. The portfolio will also invest in a combination of:

o        U.S. dollar-denominated debt obligations of foreign issuers.

o securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.

o        mortgage- and asset-backed securities.

Portfolio managers employ a bottom up approach to investing. They devote more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

The portfolio invests primarily in securities rated investment grade at the time of purchase or in unrated securities of comparable quality. However, up to 35% of the portfolio's securities may be rated lower than investment grade at the time of purchase or unrated and of comparable quality (securities commonly referred to as "high-yield" securities or "junk bonds"). The portfolio will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. Unrated securities will not exceed 25% of the portfolio's total assets. Quality determinations regarding these securities will be made by the portfolio's advisor.

The portfolio may invest up to 25% of its total assets in foreign debt securities payable in U.S. dollars. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

Under normal market conditions the portfolio attempts to maintain a weighted average effective maturity for its portfolio securities of 15 years or less and an average effective duration of four to nine years. The portfolio's weighted average effective maturity and average effective duration are measures of how the portfolio may react to interest rate changes.

--------------------------------------------------------------------------------
MAIN RISKS

The price and yield of this portfolio will change daily due to changes in interest rates and other factors, which means you could lose money. The main risks of investing in this portfolio include:

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. One measure of interest rate risk is effective duration, explained in "More About The Portfolios -- Additional Investment Strategies of Corporate Bond Portfolio."

INCOME RISK. The portfolio's income could decline due to falling market interest rates.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

CALL RISK. During periods of falling interest rates, a bond issuer may "call" -- or repay -- its high-yielding bonds before their maturity date. The portfolio would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the portfolio's income.

RISKS OF MORTGAGE- AND ASSET-BACKED SECURITIES. Falling interest rates could cause faster than expected prepayments of the obligations underlying mortgage- and asset-backed securities, which the portfolio would have to invest at lower interest rates. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. For additional explanation, see "Prepayment Risk" and "Extension Risk" in "More About The Portfolios -- Additional Risks of Corporate Bond Portfolio."

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF HIGH-YIELD SECURITIES. A significant portion of the portfolios may consist of lower-rated debt obligations, which are commonly called "high-yield" securities or "junk bonds." High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.


                              2 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

CORPORATE BOND PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the portfolio's shares has varied from year to year. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. Benchmarks are unmanaged, have no expenses and are not available for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.


CORPORATE BOND PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

 8.74%    -1.42%    -4.81%    11.90%    8.25%
--------------------------------------------------------------------------------
 1997      1998      1999      2000     2001

Best Quarter:       Quarter ending:   June 30, 1997           4.68%
Worst Quarter:      Quarter ending:   December 31, 1999      (2.28)%

AVERAGE ANNUAL TOTAL RETURNS                   Inception                   Since
AS OF 12/31/01(2)                                   Date    One Year   Inception
--------------------------------------------------------------------------------
Corporate Bond Portfolio                          1/3/97       8.25%       4.33%
--------------------------------------------------------------------------------
Lehman U.S. Credit Index(3)                                   10.40%       7.31%
--------------------------------------------------------------------------------
Lehman Government/Credit Bond Index(3)                         8.50%       7.12%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was (1.02)%.

(2)On 12/17/01, the Corporate Bond Portfolio became the successor by merger to the Ohio National Strategic Income Portfolio, a series of Ohio National Fund, Inc. Prior to the merger, Corporate Bond Portfolio had no assets or liabilities. Performance presented prior to 12/17/01 represents that of the Ohio National Strategic Income Portfolio.

(3)The Lehman U.S. Credit Index is an unmanaged index comprised of fixed-rate, dollar-denominated, investment-grade U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. The securities must have at least one year to final maturity. Previously, the portfolio used the Lehman Government/Credit Bond Index as a benchmark. The Lehman Government/Credit Bond Index is an unmanaged index comprised of Treasury securities, other securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and investment-grade corporate debt securities. Going forward, the portfolio will use the Lehman U.S. Credit Index as a comparison because the composition better matches the portfolio's investment objectives and strategies. The since inception performance of the indices is calculated from 1/30/97.


                              3 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

EQUITY INCOME PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Equity Income Portfolio's objective is long-term growth of capital and income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Portfolio invests primarily (at least 80% of net assets, plus the amount of any borrowings for investment purposes) in equity securities of companies which the portfolio's investment advisor believes are characterized by:

o        the ability to pay above average dividends.

o        the ability to finance expected growth.

o        strong management.

The portfolio will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the portfolio. However, the portfolio also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The portfolio's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the portfolio will provide current income at the time of purchase.

The portfolio invests up to 25% in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The portfolio may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The portfolio may invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks and other institutions. The portfolio is subject to the risk that the other party to a securities lending agreement will default on its obligations.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.


                              4 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Portfolio Summaries

EQUITY INCOME PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the portfolio's shares has varied from year to year. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. Benchmarks are unmanaged, have no expenses and are not available for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.

Because Class IB shares have not been offered for a full calendar year, information in the chart and the table is for the portfolio's Class IA shares, which are offered through another prospectus. Class IA shares are not subject to annual distribution or "12b-1" fees and therefore have lower expenses than Class IB shares. The performance of Class IB shares will be lower due to their higher expenses.


EQUITY INCOME PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2) (Class IA)

[BAR CHART]

 9.35%    2.51%     14.64%    -3.80%
--------------------------------------------------------------------------------
 1998     1999       2000      2001

Best Quarter:       Quarter ending:   June 30, 1998           12.31%
Worst Quarter:      Quarter ending:   September 30, 1998      (9.34)%


AVERAGE ANNUAL TOTAL RETURNS                   Inception                   Since
AS OF 12/31/01(2)                                   Date    One Year   Inception
--------------------------------------------------------------------------------
Equity Income Portfolio (Class IA)                7/1/97     (3.80)%       7.64%
--------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)                    (11.88)%       5.67%
--------------------------------------------------------------------------------
Russell 1000 Index(3)                                       (12.45)%       5.81%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was 3.30%.

(2)On 12/17/01, the Equity Income Portfolio became the successor by merger to the Firstar Equity Income Portfolio, a series of Met Investors Series Trust. Prior to the merger, Equity Income Portfolio had no assets or liabilities. Performance presented prior to 12/17/01 represents that of the Firstar Equity Income Portfolio. On 2/12/01, the Firstar Equity Income Portfolio became the successor by merger to a series of Cova Series Trust. Prior to the merger, the Firstar Equity Income Portfolio had no assets or liabilities. Performance presented prior to 2/12/01 represents that of the Cova Series Trust series.

(3)The S&P 500 Composite Index is an unmanaged index of large-capitalization stocks. Previously, the portfolio used the Russell 1000 Index as a benchmark. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Going forward, the portfolio will use the S&P 500 Composite Index as a comparison because its composition better matches the portfolio's objectives and strategies. The since inception performance of the indices is calculated from 7/1/97.


                              5 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Policies & Services

BUYING AND SELLING SHARES

Shares of the portfolios are only made available through separate investment accounts of participating insurance companies as an underlying investment for your variable annuity contract or variable life insurance policy. Individual investors cannot obtain shares of the portfolios directly. Please refer to the accompanying prospectus of the participating insurance company for more information on how to select the portfolios as an investment option.

Your participating insurance company is the portfolios' designee for receipt of purchase orders for your variable annuity contract or variable life insurance policy. The portfolios do not impose any separate charge on the contract owners or policy holders (contract owners) for the purchase or redemption of shares. Participating insurance companies purchase or redeem shares for separate accounts at net asset value (NAV) without any sales or redemption charge. Any separate charges imposed by the participating insurance company are described in the accompanying prospectus of the participating insurance company. A participating insurance company may also impose certain restrictions or limitations on the allocation of purchase payment or contract value to the portfolios in a separate account. Prospective investors should consult the applicable participating insurance company prospectus for information regarding fees and expenses of the contract and separate account and any applicable restrictions or limitations.

The share price that applies to a purchase or redemption order of portfolio shares is based on the next calculation of the NAV per share that is made after the participating insurance company receives such order from the contract owner on a regular business day. See "Calculating Your Share Price" for more information. Only the participating insurance companies that hold portfolio shares in their separate accounts for the benefit of contract owners can place orders to purchase or redeem shares. Contract owners should not directly contact the portfolio to request a purchase or redemption of portfolio shares. Contract owners should refer to the instructions in the participating insurance company prospectus for more information.

CALCULATING YOUR SHARE PRICE. Your share price is based on the portfolio's NAV per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A portfolio's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of portfolio shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the portfolios' Board of Directors.

Portfolios may hold securities that trade on weekends or other days when the portfolio does not price its shares. Therefore, the net asset value of a portfolio's shares may change on days when shareholders will not be able to purchase or redeem their shares.

--------------------------------------------------------------------------------
MANAGING YOUR INVESTMENT

TAXES. For a discussion of the tax status of a variable annuity contract or a variable life insurance policy, please consult your tax professional or refer to the accompanying prospectus of the participating insurance company. Because shares of the portfolios may be purchased only through insurance company separate accounts for variable annuity contracts and variable life insurance policies, dividends paid by the portfolio from net investment income and distributions (if any) of net realized short term and long term capital gains will be taxable, if at all, to the participating insurance company.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

DIVIDENDS AND DISTRIBUTIONS. Dividends from the portfolios' net investment income and distributions from the portfolios' realized capital gains, if any, are declared and paid once each calendar year. The portfolios have no fixed dividend rate and cannot guarantee that dividends will be paid. Dividend and capital gain distributions will be reinvested in full or fractional shares of the portfolio paying the distribution at NAV.

DISTRIBUTION PLAN. First American Insurance Portfolios has adopted a Distribution Plan covering the Class IB shares of each portfolio. Under that plan, Class IB shares of each portfolio pay an annual distribution or "12b-1" fee equal up to 0.25% of the average daily net assets of Class IB shares. These fees are paid to the portfolios' distributor, to pay for expenses incurred in connection with distributing Class IB shares, including payments by the distributor to insurance companies whose separate accounts invest in the portfolios. Because these fees are paid out of a portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment in Class IB shares and may cost you more than paying other types of sales charges.

--------------------------------------------------------------------------------

   POTENTIAL CONFLICTS OF INTEREST

   Shares of the portfolios may serve as the underlying investments for both variable annuity and variable life insurance contracts of various insurance companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The portfolios currently do not foresee any such conflict. However, the Board of Directors of the portfolios intends to monitor events to identify any material conflicts that may arise and determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more participating insurance companies' separate accounts might be required to withdraw its investments in the portfolios. This might force the portfolios to sell securities at disadvantageous prices.


                              6 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management, Inc. is the portfolios' investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the portfolios' business and investment activities, subject to the authority of the portfolios' Board of Directors.

Each portfolio pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the portfolios' most recently completed fiscal year.(1)

                                                                    Advisory fee
                                                              as a percentage of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
CORPORATE BOND PORTFOLIO(2)                                                0.78%
EQUITY INCOME PORTFOLIO(2)                                                 0.02%
--------------------------------------------------------------------------------

(1)Firstar Investment Research & Management Company LLC (FIRMCO), an affiliate of First American Asset Management (FAAM), served as investment sub-advisor to the predecessor portfolios of Corporate Bond Portfolio and Equity Income Portfolio. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees and, with respect to Corporate Bond Portfolio and Equity Income Portfolio, sub-advisory fees, paid by each portfolio did not change as a result of the combination.

(2)From May 2, 2001 through December 17, 2001, U.S. Bancorp Asset Management served as investment sub-advisor to the predecessors of Corporate Bond Portfolio and Equity Income Portfolio. On December 17, 2001, Corporate Bond Portfolio and Equity Income Portfolio became the successors by merger to separate series' of Ohio National Fund, Inc. and Met Life Investors Series Trust, respectively. Prior to December 17, 2001, the predecessor of Corporate Bond Portfolio was advised by Ohio National Investments, Inc., a wholly-owned subsidiary of Ohio National Life Insurance Company, and the predecessor of Equity Income Portfolio was advised by Met Investors Advisory Corporation, a wholly-owned subsidiary of MetLife Investors Group, Inc. The current contractual advisory fee rates for Corporate Bond Portfolio and Equity Income Portfolios are 0.70% and 0.65%, respectively.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

PORTFOLIO MANAGEMENT

Each portfolio's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


                              7 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

MORE ABOUT THE PORTFOLIOS

--------------------------------------------------------------------------------
OBJECTIVES

The portfolios' objectives, which are described in the "Portfolio Summaries" section, may be changed without shareholder approval. If a portfolio's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that any portfolio will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The portfolios' main investment strategies are discussed in the "Portfolio Summaries" section. These are the strategies that the portfolios' investment advisor believes are most likely to be important in trying to achieve the portfolios' objectives. You should be aware that each portfolio may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call your participating insurance company.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political or other conditions, each portfolio may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the portfolios' advisor. Being invested in these securities may keep a mutual fund from participating in a market upswing and prevent the portfolio from achieving its investment objectives.

PORTFOLIO TURNOVER. Investment managers for the portfolios may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Active trading may increase the amount of commissions or mark-ups to broker-dealers that the portfolio pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows each portfolio's historical portfolio turnover rate.

--------------------------------------------------------------------------------
ADDITIONAL INVESTMENT STRATEGIES OF
CORPORATE BOND PORTFOLIO

EFFECTIVE MATURITY. The portfolio attempts to maintain an effective maturity within a specified range. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the advisor estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the advisor with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.

EFFECTIVE DURATION. The portfolio also attempts to maintain an effective duration within a specified range. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security's effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of portfolios which invest a significant portion of their assets in these securities can be greatly affected by changes in interest rates.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the portfolios are summarized in the "Portfolio Summaries" section. More information about portfolio risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

FOREIGN SECURITY RISK. Equity Income Portfolio may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. In addition, Corporate Bond Portfolio may invest up to 25% of its total assets in foreign debt securities payable in United States dollars. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. Each portfolio is actively managed and performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the portfolios' respective investment objectives. Due to their active management, the portfolios could underperform other mutual funds with similar investment objectives.


                              8 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

MORE ABOUT THE PORTFOLIOS CONTINUED

RISKS OF SECURITIES LENDING. When a portfolio loans its securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the portfolios enter into loan arrangements only with institutions which the portfolios' advisor has determined are creditworthy under guidelines established by the portfolios' Board of Directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a portfolio to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the portfolio's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the portfolio worse off than if it had not entered into the position. If a portfolio uses derivative instruments and the advisor's judgment proves incorrect, the portfolio's performance could be worse than if it had not used these instruments.

INTEREST RATE RISK. Debt securities in the portfolios will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Adjustable Rate Mortgages (ARMS) are generally less sensitive to interest rate changes because their interest rates move with market rates. Securities which do not pay interest on a current basis, such as zero coupon securities and delayed interest securities, may be highly volatile as interest rates rise or fall. Payment-in-kind bonds, which pay interest in other securities rather than in cash, also may be highly volatile.

CREDIT RISK. Each portfolio is subject to the risk that the issuers of debt securities held by the portfolio will not make payments on the securities, or that the other party to a contract (such as a securities lending agreement or repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the portfolio. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the portfolio to sell. When a portfolio purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

RISKS OF HIGH-YIELD SECURITIES. A significant portion of Corporate Bond Portfolio's assets may consist of lower-rated corporate debt obligations, which are commonly referred to as "high-yield" securities or "junk bonds." Equity Income Portfolio may invest up to 25% in convertible debt securities rated lower than investment grade. Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. In addition, the secondary trading market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

LIQUIDITY RISK. The portfolios are exposed to liquidity risk because of their investments in high-yield bonds. Trading opportunities are more limited for debt securities that have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the portfolio may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the portfolio's performance. Infrequent trading may also lead to greater price volatility.

--------------------------------------------------------------------------------
ADDITIONAL RISKS OF CORPORATE BOND PORTFOLIO

INCOME RISK. The portfolio's income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the portfolio generally will have to invest the proceeds from sales of portfolio shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see "Call Risk," or prepaid, see "Prepayment Risk") in lower-yielding securities.

CALL RISK. Many corporate bonds may be redeemed at the option of the issuer, or "called," before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The portfolio is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. The portfolio would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the portfolio's income.

PREPAYMENT RISK. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans or home equity loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. A portfolio holding these securities must reinvest the prepayments at a time when interest


                              9 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

MORE ABOUT THE PORTFOLIOS CONTINUED

rates are falling, reducing the income of the portfolio. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

EXTENSION RISK. Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.


                             10 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

This information is intended to help you understand each portfolio's financial performance for the period of each portfolio's operations. Some of this information reflects financial results for a single portfolio share. Total returns in the tables represent the rate that you would have earned or lost on an investment in a portfolio, assuming you reinvested all your dividends and distributions.

The information for Corporate Bond Portfolio for the fiscal year ended December 31, 2001 has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report, which is available upon request.

The information for Corporate Bond Portfolio for the fiscal periods ended December 31, 2000 and earlier has been derived from the financial statements audited by KPMG LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the Ohio National Fund, Inc. Annual Report (the Strategic Income Portfolio of which is the accounting survivor to the First American Corporate Bond Portfolio), which is available upon request.

The information for Equity Income Portfolio for the fiscal period ended December 31, 2001, has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report, which is available upon request.


CORPORATE BOND PORTFOLIO

                                                                                                                 Fiscal period
                                                                        Fiscal year ended December 31,    January 3, 1997(1) through
                                                                      2001      2000     1999       1998       December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                $ 8.63    $ 8.29    $ 9.34     $10.16           $10.00
                                                                    ------    ------    ------     ------           ------
Investment Operations:
         Net Investment Income                                        0.49      0.59      0.65       0.68             0.71
         Net Realized and Unrealized Gains (Losses) on Investments    0.22      0.34     (1.07)     (0.82)            0.13
                                                                    ------    ------    ------     ------           ------
         Total From Investment Operations                             0.71      0.93     (0.42)     (0.14)            0.84
                                                                    ------    ------    ------     ------           ------
Less Distributions:
         Dividends from Net Investment Income                        (0.48)    (0.59)    (0.63)     (0.68)           (0.67)
         Distributions from Net Realized Gains                          --        --        --         --            (0.01)
                                                                    ------    ------    ------     ------           ------
         Total Distributions                                         (0.48)    (0.59)    (0.63)     (0.68)           (0.68)
                                                                    ------    ------    ------     ------           ------
Net Asset Value, End of Period                                      $ 8.86    $ 8.63    $ 8.29     $ 9.34           $10.16
                                                                    ======    ======    ======     ======           ======
Total Return                                                          8.25%    11.90%    (4.81)%    (1.42)%           8.74%(2)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                     $2,679    $3,318    $3,095     $4,020           $3,250
Ratio of Expenses to Average Net Assets                               1.35%     1.47%     1.27%      1.18%            1.30%(3)
Ratio of Net Investment Income to Average Net Assets                  5.22%     6.98%     7.23%      7.12%            7.04%(3)
Ratio of Expenses to Average Net Assets, Excluding Waivers and
 Reimbursements                                                       1.37%     1.47%     1.27%      1.18%            1.30%(3)
Ratio of Net Investment Income to Average Net Assets, Excluding
 Waivers and Reimbursements                                           5.20%     6.98%     7.23%      7.12%            7.04%(3)
Portfolio Turnover Rate                                                 47%       28%       53%       104%             102%(2)
------------------------------------------------------------------------------------------------------------------------------------

(1)Commencement of operations.

(2)Not annualized.

(3)Annualized.


                             11 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

Additional Information

FINANCIAL HIGHLIGHTS CONTINUED


EQUITY INCOME PORTFOLIO

                                                                                            Fiscal period
                                                                                                ended
CLASS IB SHARES                                                                          December 31, 2001(1)
-------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                                            $ 11.25
                                                                                                -------
Investment Operations:
         Net Investment Income                                                                     0.01
         Net Realized and Unrealized Gains on Investments                                          0.24
                                                                                                -------
         Total From Investment Operations                                                          0.25
                                                                                                -------
Less Distributions:
         Dividends from Net Investment Income                                                        --
         Distributions from Net Realized Gains                                                       --
                                                                                                -------
         Total Distributions                                                                         --
                                                                                                -------
Net Asset Value, End of Period                                                                  $ 11.50
                                                                                                =======
Total Return                                                                                       2.22%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                                                 $12,761
Ratio of Expenses to Average Net Assets                                                            1.25%
Ratio of Net Investment Income to Average Net Assets                                               1.26%
Ratio of Expenses to Average Net Assets, Excluding Waivers and Reimbursements                      1.26%
Ratio of Net Investment Income to Average Net Assets, Excluding Waivers and Reimbursements         1.25%
Portfolio Turnover Rate                                                                              73%
-------------------------------------------------------------------------------------------------------------

(1)Class IB shares have been offered since December 17, 2001. All ratios for the period have been annualized, except total return.


                             12 PROSPECTUS - First American Insurance Portfolios
                                             Class IB Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the portfolios is available in the portfolios' Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the portfolios and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the portfolios' investments will be available in the portfolios' annual and semiannual reports to shareholders. In the portfolios' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the portfolios' performance during their last fiscal year.

You can obtain a free copy of the portfolios' SAI and/or free copies of the portfolios' most recent annual or semiannual reports by calling your participating insurance company. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the portfolios is also available on the Internet. Text-only versions of portfolio documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc., serves as the investment advisor to the First American Funds.

SEC file number: 811-09765

FAIP-2002                                        [LOGO] FIRST AMERICAN FUNDS(TM)

[LOGO] FIRST AMERICAN FUNDS(TM)        MAY 1, 2002



                                       PROSPECTUS

                                       FIRST AMERICAN INSURANCE PORTFOLIOS, INC.

                                       ASSET CLASS -- STOCK FUNDS



                   INSURANCE PORTFOLIOS
                        CLASS IA SHARES



                                       EQUITY INCOME PORTFOLIO


















                                       AS WITH ALL MUTUAL FUNDS, THE SECURITIES
                                       AND EXCHANGE COMMISSION HAS NOT APPROVED
                                       OR DISAPPROVED THE SHARES OF THIS
                                       PORTFOLIO, OR DETERMINED IF THE
                                       INFORMATION IN THIS PROSPECTUS IS
                                       ACCURATE OR COMPLETE. ANY STATEMENT TO
                                       THE CONTRARY IS A CRIMINAL OFFENSE.

Table of
CONTENTS



        PORTFOLIO SUMMARY
--------------------------------------------------------------------------------
           Equity Income Portfolio                                     2
--------------------------------------------------------------------------------
        POLICIES & SERVICES
--------------------------------------------------------------------------------
           Buying and Selling Shares                                   4
--------------------------------------------------------------------------------
           Managing Your Investment                                    4
--------------------------------------------------------------------------------
        ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
           Management                                                  5
--------------------------------------------------------------------------------
           More About The Portfolio                                    6
--------------------------------------------------------------------------------
           Financial Highlights                                        8
--------------------------------------------------------------------------------
        FOR MORE INFORMATION                                  Back Cover
--------------------------------------------------------------------------------

Portfolio Summary

INTRODUCTION



This section of the prospectus describes the objective of the Equity Income Portfolio, summarizes the main investment strategies used by the portfolio in trying to achieve its objective, and highlights the risks involved with these strategies. (Note that individual investors cannot purchase shares of the portfolio directly. Shares of the portfolio may be purchased only by the separate accounts of participating insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.)


AN INVESTMENT IN THE PORTFOLIO IS NOT A DEPOSIT OF U.S. BANK NATIONAL ASSOCIATION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.


                              1 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summary

EQUITY INCOME PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVE

Equity Income Portfolio's objective is long-term growth of capital and income.

--------------------------------------------------------------------------------
MAIN INVESTMENT STRATEGIES

Under normal market conditions, Equity Income Portfolio invests primarily (at least 80% of its net assets plus any borrowings for investment purposes) in equity securities of companies which the portfolio's investment advisor believes are characterized by:

o        the ability to pay above average dividends.

o        the ability to finance expected growth.

o        strong management.

The portfolio will attempt to maintain a dividend that will grow quickly enough to keep pace with inflation. As a result, higher-yielding equity securities will generally represent the core holdings of the portfolio. However, the portfolio also may invest in lower-yielding, higher growth equity securities if the advisor believes they will help balance the portfolio. The portfolio's equity securities include common stocks and preferred stocks, and corporate debt securities which are convertible into common stocks. All securities held by the portfolio will provide current income at the time of purchase.

The portfolio invests up to 25% in convertible debt securities in pursuit of both long-term growth of capital and income. The securities' conversion features provide long-term growth potential, while interest payments on the securities provide income. The portfolio may invest in convertible debt securities without regard to their ratings, and therefore may hold convertible debt securities which are rated lower than investment grade.

Up to 25% of the portfolio's total assets may be invested in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. These securities may be of the same type as the portfolio's permissible investments in United States domestic securities.

--------------------------------------------------------------------------------
MAIN RISKS

The value of your investment in this portfolio will change daily, which means you could lose money. The main risks of investing in this portfolio include:

RISKS OF COMMON STOCKS. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

INTEREST RATE RISK. Debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

CREDIT RISK. An issuer of debt securities may not make timely principal or interest payments on its securities, or the other party to a contract (such as a securities lending agreement) may default on its obligations.

RISKS OF NON-INVESTMENT GRADE SECURITIES. The portfolio may invest in securities which are rated lower than investment grade. These securities, which are commonly called "high-yield" securities or "junk bonds," generally have more volatile prices and carry more risk to principal than investment grade securities. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid.

FOREIGN SECURITY RISK. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers, including the risks of adverse currency fluctuations and of political or social instability or diplomatic developments that could adversely affect the securities.

RISKS OF DERIVATIVE INSTRUMENTS. The portfolio will suffer a loss in connection with its use of derivatives such as options, futures contracts, and options on futures contracts if securities prices do not move in the direction anticipated by the portfolio's advisor when entering into the derivative instrument.

RISKS OF SECURITIES LENDING. To generate additional income, the portfolio may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions. When the portfolio engages in this practice, it is subject to the risk that the other party to a securities lending agreement will default on its obligations.


                              2 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Portfolio Summary

EQUITY INCOME PORTFOLIO CONTINUED

--------------------------------------------------------------------------------
PORTFOLIO PERFORMANCE

Illustrations below provide you with information on the portfolio's volatility and performance. Of course, past performance does not guarantee future results.

The bar chart shows you how performance of the portfolio's shares has varied from year to year. The table compares the portfolio's performance over different time periods to that of the portfolio's benchmark index, which is a broad measure of market performance. Benchmarks are unmanaged, have no expenses and are not available for investment.

Both the chart and the table assume that all distributions have been reinvested. Contract charges are not reflected in the portfolio's performance. If these contract charges had been included, the performance of the portfolio would be reduced.


EQUITY INCOME PORTFOLIO

ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR(1),(2)

[BAR CHART]

 9.35%    2.51%     14.64%    -3.80%
--------------------------------------------------------------------------------
 1998     1999       2000      2001

Best Quarter:       Quarter ending:   June 30, 1998           12.31%
Worst Quarter:      Quarter ending:   September 30, 1998      (9.34)%


AVERAGE ANNUAL TOTAL RETURNS                   Inception                   Since
AS OF 12/31/01(2)                                   Date    One Year   Inception
--------------------------------------------------------------------------------
Equity Income Portfolio                           7/1/97     (3.80)%       7.64%
--------------------------------------------------------------------------------
Standard & Poor's 500 Composite Index(3)                    (11.88)%       5.67%
--------------------------------------------------------------------------------
Russell 1000 Index(3)                                       (12.45)%       5.81%
--------------------------------------------------------------------------------

(1)Total return for the period from 1/1/02 through 3/31/02 was 3.30%.

(2)On 12/17/01, the Equity Income Portfolio became the successor by merger to the Firstar Equity Income Portfolio, a series of Met Investors Series Trust. Prior to the merger, Equity Income Portfolio had no assets or liabilities. Performance presented prior to 12/17/01 represents that of the Firstar Equity Income Fund. On 2/12/01, the Firstar Equity Income Portfolio became the successor by merger to a series of Cova Series Trust. Prior to the merger, the Firstar Equity Income Portfolio had no assets or liabilities. Performance presented prior to 2/12/01 represents that of the Cova Series Trust series.

(3)The S&P 500 Composite Index is an unmanaged index of large-capitalization stocks. Previously, the portfolio used the Russell 1000 Index as a benchmark. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Going forward, the portfolio will use the S&P 500 Composite Index as a comparison because its composition better matches the portfolio's objectives and strategies. The since inception performance of the indices is calculated from 7/1/97.


                              3 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Policies & Services

BUYING AND SELLING SHARES

Shares of the portfolio are only made available through separate investment accounts of participating insurance companies as an underlying investment for your variable annuity contract or variable life insurance policy. Individual investors cannot obtain shares of the portfolio directly. Please refer to the accompanying prospectus of the participating insurance company for more information on how to select the portfolio as an investment option.

Your participating insurance company is the portfolio's designee for receipt of purchase orders for your variable annuity contract or variable life insurance policy. The portfolio does not impose any separate charge on the contract owners or policy holders (contract owners) for the purchase or redemption of shares. Participating insurance companies purchase or redeem shares for separate accounts at net asset value (NAV) without any sales or redemption charge. Any separate charges imposed by the participating insurance company are described in the accompanying prospectus of the participating insurance company. A participating insurance company may also impose certain restrictions or limitations on the allocation of purchase payment or contract value to the portfolio in a separate account. Prospective investors should consult the applicable participating insurance company prospectus for information regarding fees and expenses of the contract and separate account and any applicable restrictions or limitations.

The share price that applies to a purchase or redemption order of portfolio shares is based on the next calculation of the NAV per share that is made after the participating insurance company receives such order from the contract owner on a regular business day. See "Calculating Your Share Price" for more information. Only the participating insurance companies that hold portfolio shares in their separate accounts for the benefit of contract owners can place orders to purchase or redeem shares. Contract owners should not directly contact the portfolio to request a purchase or redemption of portfolio shares. Contract owners should refer to the instructions in the participating insurance company prospectus for more information.

CALCULATING YOUR SHARE PRICE. Your share price is based on the portfolio's NAV per share, which is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 3 p.m. Central time) every day the exchange is open.

A portfolio's NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of portfolio shares. If market prices are not readily available for an investment or if the advisor believes they are unreliable, fair value prices may be determined in good faith using methods approved by the portfolio's Board of Directors.

The portfolio may hold securities that trade on weekends or other days when the portfolio does not price its shares. Therefore, the net asset value of the portfolio's shares may change on days when shareholders will not be able to purchase or redeem their shares.

--------------------------------------------------------------------------------
MANAGING YOUR INVESTMENT

TAXES. For a discussion of the tax status of a variable annuity contract or a variable life insurance policy, please consult your tax professional or refer to the accompanying prospectus of the participating insurance company. Because shares of the portfolio may be purchased only through insurance company separate accounts for variable annuity contracts and variable life insurance policies, dividends paid by the portfolio from net investment income and distributions (if any) of net realized short term and long term capital gains will be taxable, if at all, to the participating insurance company.

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

DIVIDENDS AND DISTRIBUTIONS. Dividends from the portfolio's net investment income and distributions from the portfolio's realized capital gains, if any, are declared and paid once each calendar year. The portfolio has no fixed dividend rate and cannot guarantee that dividends will be paid. Dividend and capital gain distributions will be in cash or reinvested in full or fractional shares of the portfolio paying the distribution at NAV.

--------------------------------------------------------------------------------

   POTENTIAL CONFLICTS OF INTEREST

   Shares of the portfolio may serve as the underlying investments for both variable annuity and variable life insurance contracts of various insurance companies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The portfolio currently does not foresee any such conflict. However, the Board of Directors of the portfolio intends to monitor events to identify any material conflicts that may arise and determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more participating insurance companies' separate accounts might be required to withdraw its investments in the portfolio. This might force the portfolio to sell securities at disadvantageous prices.


                              4 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

MANAGEMENT

U.S. Bancorp Asset Management, Inc. is the portfolio's investment advisor. U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions and retirement plans. As of December 31, 2001, U.S. Bancorp Asset Management and its affiliates had more than $121 billion in assets under management, including investment company assets of more than $54 billion. As investment advisor, U.S. Bancorp Asset Management manages the portfolios' business and investment activities, subject to the authority of the portfolios' Board of Directors.

The portfolio pays the investment advisor a monthly fee for providing investment advisory services. The table below reflects investment advisory fees paid to the investment advisor, after taking into account any fee waivers, for the portfolio's most recently completed fiscal year.(1)

                                                                    Advisory fee
                                                              as a percentage of
                                                                   average daily
                                                                      net assets
--------------------------------------------------------------------------------
EQUITY INCOME PORTFOLIO(2)                                                 0.02%
--------------------------------------------------------------------------------

(1)Firstar Investment Research & Management Company LLC (FIRMCO), an affiliate of First American Asset Management (FAAM), served as investment sub-advisor to the predecessor portfolios of Equity Income Portfolio. On May 2, 2001, FAAM and FIRMCO combined advisory operations to form U.S. Bancorp Asset Management, Inc. The investment advisory fees and sub-advisory fees paid by the portfolio did not change as a result of the combination.

(2)From May 2, 2001 through December 17, 2001, U.S. Bancorp Asset Management served as investment sub-advisor to the predecessors of Equity Income Portfolio. On December 17, 2001, Equity Income Portfolio became the successor by merger to the Firstar Equity Income Portfolio, a series of Met Life Investors Series Trust. Prior to December 17, 2001, the predecessor of Equity Income Portfolio was advised by Met Investors Advisory Corporation, a wholly-owned subsidiary of MetLife Investors Group, Inc. The current contractual advisory fee rate for Equity Income Portfolio is 0.65%.

INVESTMENT ADVISOR

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

PORTFOLIO MANAGEMENT

The portfolio's investments are managed by a team of persons associated with U.S. Bancorp Asset Management.


                              5 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

MORE ABOUT THE PORTFOLIO

--------------------------------------------------------------------------------
OBJECTIVES

The portfolio's objectives, which are described in the "Portfolio Summary" section, may be changed without shareholder approval. If the portfolio's objectives change, you will be notified at least 60 days in advance. Please remember: There is no guarantee that the portfolio will achieve its objectives.

--------------------------------------------------------------------------------
INVESTMENT STRATEGIES

The portfolio's main investment strategies are discussed in the "Portfolio Summary" section. These are the strategies that the portfolio's investment advisor believes are most likely to be important in trying to achieve the portfolio's objectives. You should be aware that the portfolio may also use strategies and invest in securities that are not described in this Prospectus, but that are described in the Statement of Additional Information (SAI). For a copy of the SAI, call your participating insurance company.

TEMPORARY INVESTMENTS. In an attempt to respond to adverse market, economic, political or other conditions, the portfolio may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds advised by the portfolio's advisor. Being invested in these securities may keep a mutual fund from participating in a market upswing and prevent the portfolio from achieving its investment objectives.

PORTFOLIO TURNOVER. Investment managers for the portfolio may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Active trading may increase the amount of commissions or mark-ups to broker-dealers that the portfolio pays when it buys and sells securities. The "Financial Highlights" section of this prospectus shows the portfolio's historical portfolio turnover rate.

--------------------------------------------------------------------------------
RISKS

The main risks of investing in the portfolio are summarized in the "Portfolio Summary" section. More information about portfolio risks is presented below.

MARKET RISK. All stocks are subject to price movements due to changes in general economic conditions, the level of prevailing interest rates or investor perceptions of the market. Prices also are affected by the outlook for overall corporate profitability.

COMPANY RISK. Individual stocks can perform differently than the overall market. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

SECTOR RISK. The stocks of companies within specific industries or sectors of the economy can periodically perform differently than the overall stock market. This can be due to changes in such things as the regulatory or competitive environment or to changes in investor perceptions of a particular industry or sector.

FOREIGN SECURITY RISK. The portfolio may invest up to 25% of its total assets in securities of foreign issuers which are either listed on a United States stock exchange or represented by American Depositary Receipts. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

RISKS OF ACTIVE MANAGEMENT. The portfolio is actively managed and performance therefore will reflect in part the advisor's ability to make investment decisions which are suited to achieving the portfolio's investment objectives. Due to its active management, the portfolio could underperform other mutual funds with similar investment objectives.

RISKS OF SECURITIES LENDING. When a portfolio loans its securities, it will receive collateral equal to at least 100% of the value of the loaned securities. Nevertheless, the portfolio risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. To reduce these risks, the portfolio enters into loan arrangements only with institutions which the portfolio's advisor has determined are creditworthy under guidelines established by the portfolio's Board of Directors.

RISKS OF DERIVATIVE INSTRUMENTS. The use of derivative instruments exposes a portfolio to additional risks and transaction costs. Risks inherent in the use of derivative instruments include: the risk that securities prices will not move in the direction that the advisor anticipates; an imperfect correlation between the price of derivative instruments and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in an instrument can result in a loss substantially greater than the portfolio's initial investment in that instrument; and, particularly, in the case of privately negotiated instruments, the risk that the counterparty will fail to perform its obligations, which could leave the portfolio worse off than if it had not entered into the position. If the portfolio uses derivative instruments and the advisor's judgment proves incorrect, the portfolio's performance could be worse than if it had not used these instruments.

INTEREST RATE RISK. Debt securities in the portfolio will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Adjustable Rate Mortgages (ARMS) are generally less sensitive


                              6 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

MORE ABOUT THE PORTFOLIO CONTINUED

to interest rate changes because their interest rates move with market rates. Securities which do not pay interest on a current basis, such as zero coupon securities and delayed interest securities, may be highly volatile as interest rates rise or fall. Payment-in-kind bonds, which pay interest in other securities rather than in cash, also may be highly volatile.

CREDIT RISK. The portfolio is subject to the risk that the issuers of debt securities held by the portfolio will not make payments on the securities, or that the other party to a contract (such as a securities lending agreement or repurchase agreement) will default on its obligations. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the portfolio. Also, a change in the credit quality rating of a bond could affect the bond's liquidity and make it more difficult for the portfolio to sell. When the portfolio purchases unrated securities, it will depend on the advisor's analysis of credit risk more heavily than usual.

RISKS OF HIGH-YIELD SECURITIES. The portfolio may invest up to 25% in convertible debt securities rated lower than investment grade. Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High-yield bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. In addition, the secondary trading market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

LIQUIDITY RISK. The portfolio is exposed to liquidity risk because of its investments in high-yield bonds. Trading opportunities are more limited for debt securities that have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the portfolio may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the portfolio's performance. Infrequent trading may also lead to greater price volatility.


                              7 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

Additional Information

FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

This information is intended to help you understand the portfolio's financial performance for the period of the portfolio's operations. Some of this information reflects financial results for a single portfolio share. Total returns in the tables represent the rate that you would have earned or lost on an investment in the portfolio, assuming you reinvested all your dividends and distributions.

The information for Equity Income Portfolio for the fiscal year ended December 31, 2001 has been derived from the financial statements audited by Ernst & Young LLP, independent auditors, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report, which is available upon request.

The information for Equity Income Portfolio for the fiscal year ended December 31, 2000 has been derived from the financial statements audited by Deloitte & Touche LLP, whose report, along with the portfolio's financial statements, is included in the Cova Series Trust Annual Report (the Firstar Equity Income Portfolio of which is the accounting survivor to the First American Equity Income Portfolio), which is available upon request. The information for the fiscal periods ended on or before December 31, 1999, has been audited by other auditors.


EQUITY INCOME PORTFOLIO

                                                                                                                  Fiscal period
                                                                          Fiscal year ended December 31,     July 1, 1997(1) through
                                                                       2001       2000       1999      1998     December 31, 1997
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA
Net Asset Value, Beginning of Period                                 $ 12.59    $ 11.17    $ 11.63   $ 11.05         $ 10.00
                                                                     -------    -------    -------   -------         -------
Investment Operations:
         Net Investment Income                                          0.13       0.19       0.19      0.17            0.07
         Net Realized and Unrealized Gains (Losses) on Investments     (0.63)      1.45       0.11      0.86            1.19
                                                                     -------    -------    -------   -------         -------
         Total From Investment Operations                              (0.50)      1.64       0.30      1.03            1.26
                                                                     -------    -------    -------   -------         -------
Less Distributions:
         Dividends From Net Investment Income                          (0.12)     (0.18)     (0.19)    (0.17)          (0.07)
         Distributions From Net Realized Gains                         (0.47)     (0.04)     (0.57)    (0.28)          (0.14)
                                                                     -------    -------    -------   -------         -------
         Total Distributions                                           (0.59)     (0.22)     (0.76)    (0.45)          (0.21)
                                                                     -------    -------    -------   -------         -------
Net Asset Value, End of Period                                       $ 11.50    $ 12.59    $ 11.17   $ 11.63         $ 11.05
                                                                     =======    =======    =======   =======         =======
Total Return                                                           (3.80)%    14.64%      2.51%     9.35%          12.69%(2)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period (000)                                      $24,049    $ 7,449    $ 6,971   $ 4,695         $ 1,683
Ratio of Expenses to Average Net Assets                                 1.10%      1.10%      1.10%     1.10%           1.10%(3)
Ratio of Net Investment Income to Average Net Assets                    1.02%      1.53%      1.85%     1.79%           1.65%(3)
Ratio of Expenses to Average Net Assets, Excluding Waivers and
 Reimbursements                                                         2.08%      2.15%      2.23%     2.69%           3.58%(3)
Ratio of Net Income (Loss) to Average Net Assets, Excluding Waivers
 and Reimbursements                                                     0.04%      0.48%      0.72%     0.20%          (0.83)%(3)
Portfolio Turnover Rate                                                   73%        32%        59%       79%             18%(2)
------------------------------------------------------------------------------------------------------------------------------------

(1)Commencement of operations.

(2)Not annualized.

(3)Annualized.


                              8 PROSPECTUS - First American Insurance Portfolios
                                             Class IA Shares

--------------------------------------------------------------------------------
FOR MORE INFORMATION

More information about the portfolio is available in the portfolio's Statement of Additional Information and annual and semiannual reports.

--------------------------------------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more details about the portfolio and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated into this prospectus by reference (which means that it is legally considered part of this prospectus).

--------------------------------------------------------------------------------
ANNUAL AND SEMIANNUAL REPORTS

Additional information about the portfolio's investments will be available in the portfolio's annual and semiannual reports to shareholders. In the portfolio's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the portfolio's performance during its last fiscal year.

You can obtain a free copy of the portfolio's SAI and/or free copies of the portfolio's most recent annual or semiannual reports by calling your participating insurance company. The material you request will be sent by first-class mail or other means designed to ensure equally prompt delivery, within three business days of receipt of the request.

You can also obtain copies of this information, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102. For more information, call 1-202-942-8090.

Information about the portfolio is also available on the Internet. Text-only versions of portfolio documents can be viewed online or downloaded from the EDGAR Database on the SEC's Internet site at http://www.sec.gov.




FIRST AMERICAN FUNDS P.O. Box 1330, Minneapolis, MN 55440-1330

U.S. Bancorp Asset Management, Inc. serves as the investment advisor to the First American Funds.

SEC file number: 811-09765

FAIP-2002                                        [LOGO] FIRST AMERICAN FUNDS(TM)